UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02864

Pioneer Bond Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Bond Fund

NQ| September 30, 2018

Ticker Symbols: Class A PIOBX Class C PCYBX Class K PBFKX Class R PBFRX Class Y PICYX

Shares		Value
	UNAFFILIATED ISSUERS - 100.2%
	CONVERTIBLE PREFERRED STOCKS - 1.0% of Net Assets
	BANKS - 1.0%
	Diversified Banks - 1.0%
18,315(a)	Bank of America Corp., 7.25%	$23,704,189
18,101(a)	Wells Fargo & Co., 7.5%	23,366,219
	Total Banks	$47,070,408
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $44,039,804)	$47,070,408
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 6.1% of Net Assets
824,340(b)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.388% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$785,146
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	578,736
3,626,615	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	3,624,916
4,300,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	4,258,125
4,653,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.277%, 9/5/44 (144A)	4,583,950
1,500,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class D, 4.2%, 9/12/22 (144A)	1,505,599
2,100,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25 (144A)	2,045,003
1,100,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,094,750
1,750,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	1,724,579
800,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class C, 3.74%, 4/22/24 (144A)	791,353
1,249,999	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,236,351
6,024,906(c)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	5,969,306
1,414,762	BCC Funding Corp. X, Series 2015-1, Class C, 3.622%, 11/20/20 (144A)	1,415,031
52,834(b)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.966% (1 Month USD LIBOR + 75 bps), 6/25/35	52,865
173,298(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.706% (1 Month USD LIBOR + 49 bps), 6/25/36	173,252
1,212,684	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	1,186,702
7,151,641	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	7,133,041
1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class B, 3.81%, 5/15/23 (144A)	1,377,765
6,869,932(c)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	6,670,772
8,593,099(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	8,407,584
1,717,709(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.866% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	1,726,209
133,903	Conn’s Receivables Funding LLC, Series 2017-B, Class A, 2.73%, 7/15/20 (144A)	133,886
3,000,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	2,914,295
1,500,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	1,511,085
380,184	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	378,283
1,633(b)	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV3, 3.266% (1 Month USD LIBOR + 105 bps), 12/25/34	1,651
151,691	Diamond Resorts Owner Trust, Series 2015-1, Class B, 3.17%, 7/20/27 (144A)	151,615
553,301(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 4.016% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	573,726
3,750,000	Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23	3,739,602
290,756(b)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.189% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	293,102
1,300,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	1,256,826
1,900,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,837,535
2,000,000	Engs Commercial Finance Trust, Series 2018-1A, Class B, 3.8%, 2/22/23 (144A)	1,983,749
1,400,000	Engs Commercial Finance Trust, Series 2018-1A, Class C, 4.05%, 2/22/23 (144A)	1,387,923
1,500,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03%, 1/17/23 (144A)	1,483,671
2,868,658(b)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.706% (1 Month USD LIBOR + 49 bps), 2/25/36	2,841,938
4,314,000(c)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.84%, 11/25/27 (144A)	4,273,060
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
2,060,826	First Investors Auto Owner Trust, Series 2014-3A, Class C, 2.97%, 11/16/20 (144A)	$2,060,858
300,000	First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.0%, 8/15/23 (144A)	293,316
1,140,000	Ford Credit Auto Owner Trust /Ford Credit, Series 2018-2, Class A, 3.47%, 1/15/30 (144A)	1,138,091
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,014,445
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	992,043
1,909,619(b)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 2.376% (1 Month USD LIBOR + 16 bps), 2/25/36	1,875,407
415,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	411,880
93,217(d)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	93,296
893,241(b)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 3.566% (1 Month USD LIBOR + 135 bps), 6/25/33	889,606
149,543(b)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.516% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	149,466
4,895,000	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	4,897,154
79,389	Hercules Capital Funding Trust, Series 2014-1A, Class A, 3.524%, 4/16/21 (144A)	79,389
2,250,000(b)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.633% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,256,479
1,850,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	1,849,132
2,800,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class D, 4.17%, 5/10/32 (144A)	2,798,844
2,806,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	2,771,963
157,309(b)	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-C, Class AII3, 2.586% (1 Month USD LIBOR + 37 bps), 10/25/35	157,312
6,438,527(b)	Home Partners of America Trust, Series 2018-1, Class A, 3.058% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	6,429,524
805,372	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	719,149
219,528	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	201,337
3,650,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.408% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,649,993
35,988(b)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M1, 3.216% (1 Month USD LIBOR + 100 bps), 6/25/28	35,941
3,989,811	JG Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	3,829,810
390,098	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	391,269
3,750,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	3,776,615
1,200,000	Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.794%, 3/15/22 (144A)	1,219,099
30,378	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A1, 3.01%, 4/15/40	30,406
7,210,372	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	7,208,977
1,750,000	Marlin Receivables LLC, Series 2018-1A, Class C, 3.7%, 6/20/23 (144A)	1,742,918
3,383,000(c)	Mill City Mortgage Loan Trust, Series 2017-1, Class M2, 3.25%, 11/25/58 (144A)	3,138,958
10,320,000(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.5%, 8/25/58 (144A)	10,217,919
600,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	595,602
2,726,494(b)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 2.891% (1 Month USD LIBOR + 68 bps), 6/25/35	2,728,312
2,850,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	2,820,104
4,153,903(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.216% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	4,148,679
1,200,000(b)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 3.258% (1 Month USD LIBOR + 110 bps), 9/15/21 (144A)	1,209,564
2,454,704(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.891% (1 Month USD LIBOR + 68 bps), 1/25/36	2,448,910
1,775,000	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class BT2, 3.265%, 8/16/49 (144A)	1,767,971
5,305,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 7/18/25 (144A)	5,349,675
1,200,000(b)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.951% (1 Month USD LIBOR + 74 bps), 8/25/35	1,199,578
1,058,528	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	1,051,537
3,250,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,235,957
5,810,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	5,818,541
2,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	1,988,586
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
43,551(b)	RAAC Trust, Series 2006-RP2, Class A, 2.466% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	$43,537
2,199,143(d)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	2,186,130
2,117,824	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	2,091,690
2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,250,971
370,523	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	369,736
276,231	Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (144A)	276,446
3,164,334	Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (144A)	3,154,421
1,474,375	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	1,440,808
8,914(d)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 5.006%, 10/25/34	9,122
346,904(d)	Terwin Mortgage Trust, Series 2005-16HE, Class AF2, 4.761%, 9/25/36	347,372
3,200,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class C, 3.84%, 11/15/24 (144A)	3,186,871
1,078,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	1,073,157
2,000,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	1,998,774
790,766	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	784,339
10,011,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	9,694,986
3,000,000(c)	Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375%, 10/25/56 (144A)	2,901,364
4,985,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	4,680,933
11,500,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	10,689,175
6,845,092(c)	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58 (144A)	6,846,767
3,250,000(c)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	3,187,031
8,743,529(c)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	8,482,374
3,000,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 3.008% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	3,007,500
8,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class B, 3.275%, 1/17/36 (144A)	8,200,197
44,053	United States Small Business Administration, 6.14%, 1/1/22	45,370
194,437	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	197,731
208,198	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	211,913
282,388	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	292,642
266,407	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	281,273
207,513	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	218,105
169,486	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	180,783
66,348	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	70,001
160,191	United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	163,313
7,750,000	Upstart Securitization Trust, Series 2018-2, Class A, 3.33%, 12/22/25 (144A)	7,751,308
760,482	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	744,790
2,493,448	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	2,424,282
1,920,742	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	1,910,658
1,332,691	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	1,320,335
7,283,388	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	7,255,133
249,717	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29%, 9/15/21 (144A)	249,881
1,000,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	990,626
1,970,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/23 (144A)	1,962,862
1,900,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.0%, 1/16/24 (144A)	1,899,707
6,530,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class B, 3.32%, 10/16/23 (144A)	6,517,379
3,870,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	3,861,901
2,500,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	2,478,613
	TOTAL ASSET BACKED SECURITIES
	(Cost $305,674,653)	$302,718,901
	COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% of Net Assets
3,190,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$3,105,692
4,130,704(c)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	4,038,570
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
1,163,498(c)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	$1,130,365
4,031,609(c)	Agate Bay Mortgage Trust, Series 2015-7, Class B3, 3.764%, 10/25/45 (144A)	3,848,665
34,488(b)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.666% (1 Month USD LIBOR + 45 bps), 8/25/18	22,716
2,800,000	American Homes 4 Rent, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	2,864,569
700,000	American Homes 4 Rent, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	725,330
1,300,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,295,382
5,200,000(b)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.658% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	5,317,000
2,292,253	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 5/15/48 (144A)	2,262,892
5,900,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.577% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	5,911,707
3,500,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 3.027%, 2/27/48 (144A)	3,425,872
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	7,294,465
9,000,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	8,818,464
5,026,654(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	1
7,290,694(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	7,226,177
3,325,072(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.5%, 1/28/55 (144A)	3,302,286
696,796(c)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	693,655
3,983,031(b)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.916% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	4,009,261
6,440,000(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.816% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	6,472,286
5,430,000(b)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.566% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	5,462,418
7,000,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	6,915,752
4,200,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,245,272
4,700,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.621% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,704,417
3,250,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	3,222,014
3,675,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	3,735,881
4,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	3,946,068
182,710(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 3.976%, 12/25/33	187,849
5,191,553(c)	CIM Trust, Series 2018-J1, Class A10, 3.5%, 3/25/48 (144A)	5,103,187
3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	3,521,563
6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	5,988,249
3,100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	3,013,856
4,621,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	3,933,715
11,334,912(c)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	11,242,757
3,471,224	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	3,449,923
2,400,000(d)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	2,479,456
2,400,000(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,412,115
2,100,000(b)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 3.908% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	2,106,244
4,460,000(c)	COLT Mortgage Loan Trust, Series 2018-3, Class A1, 3.692%, 10/26/48 (144A)	4,467,910
2,090,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	2,103,969
5,000,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.333%, 8/10/50 (144A)	5,064,756
1,900,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	1,864,103
7,325,000(c)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.653%, 11/10/47	7,214,269
312,257(b)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.449% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	311,863
6,600,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	6,590,065
4,500,000(c)	COMM Mortgage Trust, Series 2014-UBS3, Class C, 4.942%, 6/10/47	4,443,236
4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,056,377
5,200,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	5,057,582
4,000,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	3,968,191
3,104,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.696%, 8/10/48	3,185,546
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
6,300,000	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	$6,185,864
4,000,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	3,962,388
6,425,000	COMM Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/48	6,463,496
2,971,822	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	2,912,651
7,120,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.687%, 11/15/48	7,020,884
2,090,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	1,997,100
8,626,679(c)	CSMC Trust, Series 2013-6, Class 2A3, 3.5%, 8/25/43 (144A)	8,415,524
4,382,687(c)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	4,054,177
3,981,381(c)	CSMC Trust, Series 2013-IVR3, Class A3, 1.55%, 5/25/43 (144A)	3,825,069
3,633,015(c)	CSMC Trust, Series 2013-IVR3, Class B2, 3.455%, 5/25/43 (144A)	3,538,457
2,727,358(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.455%, 5/25/43 (144A)	2,524,054
2,889,165(c)	CSMC Trust, Series 2013-IVR5, Class B4, 3.655%, 10/25/43 (144A)	2,790,212
8,427,976(c)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	7,732,550
3,476,482(c)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	3,354,885
7,047,555(c)	CSMC Trust, Series 2017-HL2, Class A3, 3.5%, 10/25/47 (144A)	6,949,164
6,966,852(c)	CSMLT Trust, Series 2015-1, Class A9, 3.5%, 5/25/45 (144A)	6,768,457
3,370,764(c)	CSMLT Trust, Series 2015-2, Class A7, 3.5%, 8/25/45 (144A)	3,288,258
6,000,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 8/10/49	5,663,755
2,286,961(c)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	2,266,536
5,454,175(c)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	5,415,902
4,134,472(c)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	3,937,461
2,305,524(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 2.816% (1 Month USD LIBOR + 60 bps), 7/25/30	2,308,639
1,186,798(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M1, 2.966% (1 Month USD LIBOR + 75 bps), 12/25/30	1,188,561
7,382,660(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 2.936% (1 Month USD LIBOR + 72 bps), 1/25/31	7,396,000
581,385(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.218%, 7/25/43	610,836
28,026(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.558% (1 Month USD LIBOR + 40 bps), 12/15/20	28,107
1,457,904	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	1,448,580
33	Federal National Mortgage Association REMICS, Series 1989-19, Class B, 10.3%, 4/25/19	33
289,971	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	296,874
1,050,346	Federal National Mortgage Association REMICS, Series 2013-128, Class DV, 3.0%, 6/25/23	1,038,562
2,197,000(c)	FirstKey Mortgage Trust, Series 2015-1, Class B4, 3.925%, 3/25/45 (144A)	2,032,225
3,442,771(c)	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.5%, 10/25/47 (144A)	3,385,786
10,296,155(c)	Flagstar Mortgage Trust, Series 2018-1, Class A3, 3.5%, 3/25/48 (144A)	9,971,033
5,479,697(c)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	5,116,121
7,892,305(c)	Flagstar Mortgage Trust, Series 2018-2, Class B1, 4.081%, 4/25/48 (144A)	7,773,015
9,562,053(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	9,512,262
4,705,505(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class B1, 4.514%, 5/25/48 (144A)	4,683,813
7,200,000(c)	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.0%, 9/25/48 (144A)	7,217,719
2,695,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.516% (1 Month USD LIBOR + 130 bps), 3/25/29	2,720,321
3,807,574(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 2.916% (1 Month USD LIBOR + 70 bps), 9/25/30	3,815,392
3,660,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.168%, 8/25/48 (144A)	3,670,871
890,000(c)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.373%, 9/25/45 (144A)	917,020
2,060,000(c)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.941%, 6/25/47 (144A)	2,067,094
902,511(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.114% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	957,080
3,245,106(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.114% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	3,323,605
3,700,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 4.088%, 10/25/48 (144A)	3,628,186
5,997,024(c)	FRESB 2018-SB52 Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	5,962,627
4,630,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.495%, 12/15/34 (144A)	4,615,969
1,041,873	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	1,094,482
653,030	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	641,382
687,167	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	674,737
68,484,791(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	5,215,774
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
3,715,697	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	$3,614,189
1,000,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	985,116
5,030,000(c)	GS Mortgage Securities Trust, Series 2013-GC12, Class C, 4.179%, 6/10/46	4,856,676
6,500,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	6,410,464
3,630,567(c)	GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B3, 3.119%, 7/25/44 (144A)	3,684,599
750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 3.508% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	751,331
259,838(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 2.313% (1 Month USD LIBOR + 16 bps), 5/15/47	259,505
1,010,092	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	1,029,602
1,900,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	1,892,947
4,555,234	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	4,448,555
1,268,571(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 4.358% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	1,269,435
3,725,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	3,699,090
6,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	6,864,309
7,675,145(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.5%, 3/25/43 (144A)	7,337,561
2,733,881(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A3, 3.0%, 3/25/43 (144A)	2,675,999
5,061,100(c)	JP Morgan Mortgage Trust, Series 2016-3, Class 2A1, 3.0%, 10/25/46 (144A)	4,944,456
7,504,442(c)	JP Morgan Mortgage Trust, Series 2016-4, Class A13, 3.5%, 10/25/46 (144A)	7,293,888
8,723,173(c)	JP Morgan Mortgage Trust, Series 2016-5, Class AM, 2.635%, 12/25/46 (144A)	8,558,463
5,598,897(c)	JP Morgan Mortgage Trust, Series 2016-5, Class B1, 2.634%, 12/25/46 (144A)	5,463,985
275,424(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A3, 3.5%, 1/25/47 (144A)	270,753
10,555,000(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	10,299,923
2,534,015(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A4, 3.0%, 5/25/47 (144A)	2,405,434
5,376,647(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	5,252,866
1,426,663(c)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.745%, 5/25/47 (144A)	1,374,640
3,881,503(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A3, 3.5%, 8/25/47 (144A)	3,765,923
1,565,378(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.5%, 8/25/47 (144A)	1,541,019
3,579,302(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A6, 3.0%, 8/25/47 (144A)	3,451,442
5,100,460(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	4,955,252
9,163,056(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 2A2, 2.5%, 8/25/47 (144A)	8,725,666
3,765,265(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	3,653,147
11,295,064(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A5, 3.5%, 11/25/48 (144A)	11,146,410
12,564,775(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	12,283,047
4,852,385(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	4,811,635
1,684,923(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.172%, 10/26/48 (144A)	1,674,981
4,441,576(c)	JP Morgan Mortgage Trust, Series 2017-5, Class B1, 3.172%, 10/26/48 (144A)	4,360,056
9,974,849(c)	JP Morgan Mortgage Trust, Series 2017-6, Class A5, 3.5%, 12/25/48 (144A)	9,839,580
2,960,269(c)	JP Morgan Mortgage Trust, Series 2017-6, Class A13, 3.5%, 12/25/48 (144A)	2,785,928
10,140,345(c)	JP Morgan Mortgage Trust, Series 2017-6, Class B1, 3.852%, 12/25/48 (144A)	9,770,501
13,361,513(c)	JP Morgan Mortgage Trust, Series 2018-1, Class A5, 3.5%, 6/25/48 (144A)	13,144,910
2,959,691(c)	JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.769%, 6/25/48 (144A)	2,863,180
9,473,680(c)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 9/25/48 (144A)	9,319,629
3,858,810(c)	JP Morgan Mortgage Trust, Series 2018-3, Class B1, 3.783%, 9/25/48 (144A)	3,675,111
13,815,000(c)	JP Morgan Mortgage Trust, Series 2018-4, Class A17, 3.5%, 10/25/48 (144A)	13,280,760
4,539,152(c)	JP Morgan Mortgage Trust, Series 2018-4, Class B2, 3.801%, 10/25/48 (144A)	4,288,990
12,634,846(c)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A2, 3.0%, 12/25/48 (144A)	12,332,191
8,463,293(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.815% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	8,477,286
9,084,693(b)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 2.815% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	9,038,256
11,577,606(c)	JP Morgan Mortgage Trust, Series 2018-8, Class A3, 4.0%, 1/25/49 (144A)	11,502,537
9,065,000(c)	JP Morgan Mortgage Trust, Series 2018-9, Class A3, 4.0%, 9/25/49 (144A)	9,006,223
3,890,000	JP Morgan Mortgage Trust, Series 2018-9, Class A5, 4.0%, 2/25/49	3,904,436
15,431,033(c)	JP Morgan Trust, Series 2015-1, Class B1, 3.053%, 12/25/44 (144A)	15,381,709
4,131,914(c)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	4,057,184
4,263,587(c)	JP Morgan Trust, Series 2015-3, Class B3, 3.682%, 5/25/45 (144A)	4,073,380
4,050,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	4,088,044
7,850,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A4, 3.329%, 11/15/48	7,666,406
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	$3,419,557
6,650,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	6,374,853
2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.222%, 12/15/49 (144A)	1,656,667
7,640,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	7,868,099
1,931,009	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,875,338
986,805(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.5% (Panamanian Mortgage Reference Rate + 300 bps), 9/8/39 (144A)	972,619
2,942,100(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.258% (Panamanian Mortgage Reference Rate + 224 bps), 11/24/42 (144A)	2,894,291
3,690,000(c)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.217%, 4/20/48 (144A)	3,532,289
2,216,606(b)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 0.039% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	2,232,553
6,350,275(b)	LSTAR Securities Investment, Ltd., Series 2018-1, Class A, 3.654% (1 Month USD LIBOR + 155 bps), 2/1/23 (144A)	6,369,614
138,714	MarketPlace Loan Trust, Series 2016-BS1, Class A, 4.5%, 1/15/21 (144A)	138,655
5,261,279(c)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A1, 3.5%, 5/25/48 (144A)	5,138,523
5,269,303(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class M2, 3.25%, 1/25/61 (144A)	5,002,247
5,750,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	5,644,087
6,900,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	7,065,367
419,291(b)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, 2.598% (1 Month USD LIBOR + 44 bps), 12/15/30	406,146
5,774,965(c)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	5,547,810
5,802,624(c)	NRP Mortgage Trust, Series 2013-1, Class B1, 3.315%, 7/25/43 (144A)	5,633,778
4,463,152(c)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.315%, 7/25/43 (144A)	4,308,676
3,149,394(c)	OBX Trust, Series 2018-EXP1, Class 1A6, 4.5%, 4/25/48 (144A)	3,186,634
586,758(b)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 3.089% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	586,190
12,618,618(c)	PMT Loan Trust, Series 2013-J1, Class A1, 3.5%, 9/25/43 (144A)	12,278,231
9,116,308(c)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	8,874,081
4,800,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	4,631,444
700,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	681,232
5,135,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	4,971,909
6,514,406(c)	PSMC Trust, Series 2018-1, Class A3, 3.5%, 2/25/48 (144A)	6,416,944
8,035,000(c)	PSMC Trust, Series 2018-3, Class A3, 4.0%, 8/25/48 (144A)	8,059,756
5,430,000(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.616% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	5,439,038
9,729	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 12/25/18	9,672
540,256(b)	RESIMAC Premier, Series 2017-1A, Class A1A, 3.081% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	539,803
9,166,537(d)	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 2.5%, 7/25/56	8,706,736
5,196,833	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.5%, 11/25/57	5,079,330
2,809,271(c)	Sequoia Mortgage Trust, Series 2012-6, Class A2, 1.808%, 12/25/42	2,587,932
2,887,565(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.734%, 12/25/42	2,812,967
3,145,934(c)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	2,788,350
7,279,703(c)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	6,628,228
7,701,878(c)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	7,060,759
15,871,560(c)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	15,036,367
7,803,557(c)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	7,306,385
11,799,966(c)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	11,260,271
8,535,047(c)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	7,855,432
10,698,007(c)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	10,128,424
8,252,381(c)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	7,818,784
8,262,833	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.5%, 7/25/43 (144A)	8,043,025
10,295,804(c)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	10,021,915
6,451,147(c)	Sequoia Mortgage Trust, Series 2013-10, Class B1, 3.561%, 8/25/43 (144A)	6,310,020
3,893,579(c)	Sequoia Mortgage Trust, Series 2015-1, Class A2, 3.0%, 1/25/45 (144A)	3,709,395
6,986,850(c)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	6,779,152
4,773,658(c)	Sequoia Mortgage Trust, Series 2017-3, Class A1, 3.5%, 4/25/47 (144A)	4,641,060
3,605,765(c)	Sequoia Mortgage Trust, Series 2017-4, Class A4, 3.5%, 7/25/47 (144A)	3,561,960
8,200,993(c)	Sequoia Mortgage Trust, Series 2017-5, Class A1, 3.5%, 8/25/47 (144A)	7,988,920
8,013,712(c)	Sequoia Mortgage Trust, Series 2017-7, Class A1, 3.5%, 10/25/47 (144A)	7,775,488
2,576,845(c)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	2,583,046
11,687,972(c)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	11,497,914
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
12,042,905(c)	Sequoia Mortgage Trust, Series 2018-6, Class A22, 4.0%, 7/25/48 (144A)	$12,012,532
4,721,070(c)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	4,731,293
5,764,160(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	5,823,041
4,650,000(c)	Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.5%, 10/25/48 (144A)	4,718,441
5,917,506(c)	Shellpoint Co-Originator Trust, Series 2015-1, Class A9, 3.5%, 8/25/45 (144A)	5,836,877
6,326,709(c)	Shellpoint Co-Originator Trust, Series 2017-1, Class A1, 3.5%, 4/25/47 (144A)	6,140,217
9,885,493(c)	Shellpoint Co-Originator Trust, Series 2017-2, Class A1, 3.5%, 10/25/47 (144A)	9,606,633
2,533,638(c)	Shellpoint Co-Originator Trust, Series 2017-2, Class B1, 3.736%, 10/25/47 (144A)	2,480,711
2,793,277(c)	Sofi Mortgage Trust, Series 2016-1A, Class 1A4, 3.0%, 11/25/46 (144A)	2,629,059
4,880,000(b)	STACR Trust, Series 2018-DNA3, Class M1, 2.884% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	4,889,481
2,950,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.328% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	2,952,351
6,430,317	Toro Mortgage Funding Trust, Series 2017-RJ1, 4.0%, 4/25/74	6,305,830
7,540,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	7,447,338
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	4,902,292
12,015,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	11,642,285
10,055,000(c)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	9,499,406
7,772,867(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	7,678,905
247,259	Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	251,924
432,911	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25%, 2/15/35	436,892
4,500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	4,518,271
3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	3,783,019
8,200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	7,971,609
10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	9,307,070
371,490(b)	Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1, 5.066% (1 Month USD LIBOR + 285 bps), 11/25/25 (144A)	372,864
4,200,000(c)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.562%, 3/15/48 (144A)	3,871,215
6,200,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	6,365,569
2,917,749(c)	WinWater Mortgage Loan Trust, Series 2014-2, Class B4, 4.1%, 9/20/44 (144A)	2,796,647
2,814,978(c)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	2,736,279
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,192,101,584)	$1,164,098,127
	CORPORATE BONDS - 31.2% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.2%
	Automobile Manufacturers - 0.2%
3,590,000	Nissan Motor Acceptance Corp., 2.15%, 7/13/20 (144A)	$3,511,227
7,495,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	7,434,154
	Total Automobiles & Components	$10,945,381
	BANKS - 3.6%
	Diversified Banks - 3.2%
1,150,000	Bank of America Corp., 4.2%, 8/26/24	$1,155,376
2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,146,375
4,450,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	4,550,125
6,525,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	6,541,313
1,915,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	2,000,217
13,040,000(a)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	13,692,000
6,900,000	BPCE SA, 2.25%, 1/27/20	6,809,665
3,860,000	BPCE SA, 4.875%, 4/1/26 (144A)	3,853,883
21,955,000(b)	Canadian Imperial Bank of Commerce, 2.664% (3 Month USD LIBOR + 32 bps), 2/2/21	21,973,644
3,435,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	3,460,904
7,175,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	7,134,211
7,300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	7,265,002
4,700,000(a)(c)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	4,320,005
8,840,000(c)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	8,920,126
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,509,801
2,400,000(b)	HSBC Holdings Plc, 3.322% (3 Month USD LIBOR + 100 bps), 5/18/24	2,395,741
11,106,000(a)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	10,733,949
11,275,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	11,078,198
4,500,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	4,526,562
8,524,000	Nordea Bank AB, 4.875%, 5/13/21 (144A)	8,716,089
10,505,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	11,253,481
11,500,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	11,859,375
2,250,000(c)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	1,878,345
		$157,774,387
Principal Amount USD ($)		Value
	Regional Banks - 0.4%
7,378,000	KeyCorp, 5.1%, 3/24/21	$7,675,267
12,575,000	SunTrust Bank, 2.45%, 8/1/22	12,077,365
		$19,752,632
	Total Banks	$177,527,019
	CAPITAL GOODS - 1.3%
	Aerospace & Defense - 0.6%
3,625,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$3,697,500
2,499,000	Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)	2,611,455
13,470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	13,001,262
7,910,000	United Technologies Corp., 4.125%, 11/16/28	7,855,977
		$27,166,194
	Building Products - 0.6%
5,197,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$4,963,135
7,680,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	7,614,371
3,250,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	3,260,250
5,675,000	Owens Corning, 3.4%, 8/15/26	5,204,332
5,150,000	Owens Corning, 4.2%, 12/1/24	5,100,648
4,385,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	4,434,331
		$30,577,067
	Construction & Engineering - 0.1%
1,368,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$1,371,420
3,485,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	3,450,150
		$4,821,570
	Industrial Conglomerates - 0.0%†
1,392,000	General Electric Co., 5.3%, 2/11/21	$1,450,520
	Total Capital Goods	$64,015,351
	COMMERCIAL SERVICES & SUPPLIES - 0.2%
	Environmental & Facilities Services - 0.1%
2,678,000	Republic Services, Inc., 2.9%, 7/1/26	$2,491,244
	Research & Consulting Services - 0.1%
5,942,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$6,005,584
	Total Commercial Services & Supplies	$8,496,828
	CONSUMER DURABLES & APPAREL - 0.3%
	Homebuilding - 0.3%
5,120,000	Lennar Corp., 4.75%, 4/1/21	$5,185,946
5,215,000	Meritage Homes Corp., 6.0%, 6/1/25	5,280,187
5,391,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	4,811,468
	Total Consumer Durables & Apparel	$15,277,601
	CONSUMER SERVICES - 0.1%
	Education Services - 0.1%
1,100,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$1,398,280
2,600,000	President & Fellows of Harvard College, 2.3%, 10/1/23	2,481,643
	Total Consumer Services	$3,879,923
	DIVERSIFIED FINANCIALS - 2.9%
	Asset Management & Custody Banks - 0.2%
10,345,000(b)	Bank of New York Mellon Corp., 3.389% (3 Month USD LIBOR + 105 bps), 10/30/23	$10,551,477
	Consumer Finance - 0.6%
1,465,000	Capital One Bank USA NA, 8.8%, 7/15/19	$1,531,577
9,675,000	Capital One Financial Corp., 3.75%, 4/24/24	9,504,424
5,200,000	Capital One Financial Corp., 4.25%, 4/30/25	5,178,728
2,300,000	General Motors Financial Co., Inc., 3.7%, 11/24/20	2,310,911
10,710,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	10,359,956
		$28,885,596
	Diversified Capital Markets - 0.6%
11,725,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$12,018,125
4,031,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	3,938,754
6,900,000(b)	ICBCIL Finance Co., Ltd., 4.008% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	6,908,426
4,497,000(a)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	4,716,148
		$27,581,453
	Financial Exchanges & Data - 0.0%†
2,400,000	Moody's Corp., 3.25%, 6/7/21	$2,387,518
	Investment Banking & Brokerage - 0.6%
7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	$7,539,859
6,335,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	6,242,237
5,450,000	Morgan Stanley, 4.1%, 5/22/23	5,483,739
300,000	Morgan Stanley, 4.875%, 11/1/22	310,827
643,000	North American Development Bank, 2.3%, 10/10/18	643,041
6,200,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	5,938,167
4,900,000	UBS AG, 7.625%, 8/17/22	5,458,600
		$31,616,470
	Other Diversified Financial Services - 0.2%
12,300,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	$11,838,195
	Specialized Finance - 0.7%
2,980,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$3,094,493
13,250,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	12,631,427
Principal Amount USD ($)		Value
	Specialized Finance - (continued)
6,200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	$5,899,398
11,625,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	11,463,627
		$33,088,945
	Total Diversified Financials	$145,949,654
	ENERGY - 3.7%
	Integrated Oil & Gas - 0.4%
6,360,000	BP Capital Markets Plc, 3.062%, 3/17/22	$6,283,015
4,750,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	4,813,009
10,050,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	9,886,993
		$20,983,017
	Oil & Gas Equipment & Services - 0.0%†
2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$2,929,698
	Oil & Gas Exploration & Production - 0.3%
5,275,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	$5,321,093
5,138,000	Continental Resources, Inc., 4.375%, 1/15/28	5,099,594
1,770,000	Newfield Exploration Co., 5.375%, 1/1/26	1,834,163
1,400,000	Newfield Exploration Co., 5.625%, 7/1/24	1,475,250
		$13,730,100
	Oil & Gas Refining & Marketing - 0.3%
2,981,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	$2,602,926
215,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	220,031
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	10,237,810
		$13,060,767
	Oil & Gas Storage & Transportation - 2.7%
9,940,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$9,712,293
5,595,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	5,601,882
750,000	DCP Midstream Operating LP, 5.35%, 3/15/20 (144A)	766,875
8,361,000	Enable Midstream Partners LP, 3.9%, 5/15/24	8,090,656
3,629,000	Enable Midstream Partners LP, 4.4%, 3/15/27	3,482,777
6,080,000	Enable Midstream Partners LP, 4.95%, 5/15/28	6,033,533
10,550,000	Enbridge, Inc., 3.7%, 7/15/27	10,188,623
1,149,000	Energy Transfer Equity LP, 5.5%, 6/1/27	1,192,432
5,130,000	Energy Transfer Partners LP, 6.0%, 6/15/48	5,469,611
4,207,000	Energy Transfer Partners LP, 6.5%, 2/1/42	4,620,299
3,573,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	3,527,300
10,830,000	Kinder Morgan, Inc., 5.05%, 2/15/46	10,835,651
10,050,000	Kinder Morgan, Inc., 5.55%, 6/1/45	10,622,474
2,182,000	MPLX LP, 4.0%, 3/15/28	2,098,686
4,725,000	MPLX LP, 4.125%, 3/1/27	4,602,212
3,875,000	MPLX LP, 4.875%, 12/1/24	4,020,412
3,045,000	MPLX LP, 4.875%, 6/1/25	3,144,687
12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	11,543,415
10,675,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	10,965,251
3,575,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	3,485,757
3,526,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	3,487,805
786,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	829,174
2,713,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	2,638,393
4,797,000	Williams Cos., Inc., 5.75%, 6/24/44	5,133,592
2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	2,982,425
		$135,076,215
	Total Energy	$185,779,797
	FOOD & STAPLES RETAILING - 0.7%
	Drug Retail - 0.4%
650,000	CVS Health Corp., 2.25%, 8/12/19	$646,390
5,050,000	CVS Health Corp., 4.1%, 3/25/25	5,036,479
499,710	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	511,313
2,600,969	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,760,379
1,793,611	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	1,922,084
3,340,172	CVS Pass-Through Trust, 6.036%, 12/10/28	3,562,277
4,786,851	CVS Pass-Through Trust, 8.353%, 7/10/31	5,795,904
		$20,234,826
	Food Retail - 0.1%
7,040,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$6,622,188
	Hypermarkets & Super Centers - 0.2%
7,505,000	Walmart, Inc., 3.4%, 6/26/23	$7,537,670
	Total Food & Staples Retailing	$34,394,684
	FOOD, BEVERAGE & TOBACCO - 1.4%
	Brewers - 0.1%
4,350,000(b)	Anheuser-Busch InBev Finance, Inc., 3.603% (3 Month USD LIBOR + 126 bps), 2/1/21	$4,464,587
	Distillers & Vintners - 0.2%
5,300,000	Pernod Ricard SA, 4.25%, 7/15/22 (144A)	$5,385,787
6,869,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	7,006,403
		$12,392,190
	Packaged Foods & Meats - 0.6%
7,630,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$7,481,353
Principal Amount USD ($)		Value
	Packaged Foods & Meats - (continued)
4,119,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	$3,934,695
2,500,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	2,382,999
7,555,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	7,438,529
3,430,000(b)	Tyson Foods, Inc., 2.762% (3 Month USD LIBOR + 45 bps), 8/21/20	3,432,016
3,075,000(b)	Tyson Foods, Inc., 2.871% (3 Month USD LIBOR + 55 bps), 6/2/20	3,084,144
		$27,753,736
	Tobacco - 0.5%
12,540,000	Philip Morris International, Inc., 3.25%, 11/10/24	$12,279,154
14,708,000	Reynolds American, Inc., 4.45%, 6/12/25	14,816,393
		$27,095,547
	Total Food, Beverage & Tobacco	$71,706,060
	HEALTH CARE EQUIPMENT & SERVICES - 1.1%
	Health Care Distributors - 0.2%
12,950,000	Cardinal Health, Inc., 3.079%, 6/15/24	$12,233,288
	Health Care Equipment - 0.4%
5,479,000	Abbott Laboratories, 3.75%, 11/30/26	$5,463,626
4,700,000(b)	Becton Dickinson & Co., 3.261% (3 Month USD LIBOR + 88 bps), 12/29/20	4,706,965
10,340,000	Boston Scientific Corp., 4.0%, 3/1/28	10,216,251
		$20,386,842
	Health Care Facilities - 0.2%
6,225,000	Halfmoon Parent, Inc., 4.375%, 10/15/28 (144A)	$6,206,867
2,400,000	NYU Hospitals Center, 4.428%, 7/1/42	2,396,585
		$8,603,452
	Managed Health Care - 0.3%
6,585,000	Anthem, Inc., 3.35%, 12/1/24	$6,385,547
4,506,000	Anthem, Inc., 3.65%, 12/1/27	4,280,669
1,140,000	Anthem, Inc., 4.101%, 3/1/28	1,122,799
3,630,000	Humana, Inc., 3.95%, 3/15/27	3,567,930
		$15,356,945
	Total Health Care Equipment & Services	$56,580,527
	HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
	Household Products - 0.3%
8,203,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$7,869,192
5,235,000	Church & Dwight Co., Inc., 3.15%, 8/1/27	4,847,255
	Total Household & Personal Products	$12,716,447
	INSURANCE - 5.4%
	Life & Health Insurance - 1.1%
7,000,000	Aflac, Inc., 3.625%, 11/15/24	$6,972,196
800,000(b)	AIG Global Funding, 2.878% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	801,958
7,215,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	7,299,161
2,425,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	2,409,708
10,395,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	10,229,720
4,250,000	Protective Life Corp., 7.375%, 10/15/19	4,428,193
3,680,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	3,538,095
1,090,000	Prudential Financial, Inc., 4.5%, 11/16/21	1,124,030
5,375,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	5,214,487
4,120,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	4,376,731
690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	905,565
9,065,000	Torchmark Corp., 4.55%, 9/15/28	9,108,776
		$56,408,620
	Multi-line Insurance - 0.4%
2,335,000	AXA SA, 8.6%, 12/15/30	$3,035,500
13,040,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	17,112,769
		$20,148,269
	Property & Casualty Insurance - 0.4%
9,100,000	CNA Financial Corp., 4.5%, 3/1/26	$9,201,921
1,850,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,953,493
9,610,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	8,671,815
		$19,827,229
	Reinsurance - 3.5%
650,000(b)	Acorn Re, 4.883% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A) (Cat Bond)	$648,895
1,700,000(b)	Alamo Re, 7.046% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A) (Cat Bond)	1,711,050
500,000(b)	Aozora Re, 4.681% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A) (Cat Bond)	506,900
900,000+(f)(g)	Arlington Re 2015, Variable Rate Notes, 2/1/19	43,740
750,000+(f)(g)	Arlington Re 2016, Variable Rate Notes, 2/28/19	97,875
2,000,000+(f)(g)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	66,200
9,425,887+(f)(g)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	10,000,866
1,250,000+(f)(g)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	1,387,000
2,000,000(b)	Bowline Re, 6.696% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A) (Cat Bond)	1,987,600
1,350,000(b)	Caelus Re IV, 7.724% (3 Month U.S. Treasury Bill + 553 bps), 3/6/20 (144A) (Cat Bond)	1,373,760
1,000,000(b)	Caelus Re V, 2.694% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A) (Cat Bond)	465,000
750,000(b)	Caelus Re V, 5.404% (3 Month U.S. Treasury Bill + 321 bps), 6/5/20 (144A) (Cat Bond)	701,550
3,000,000+(f)(g)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	9,600
3,600,000+(f)(g)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	97,200
4,500,000+(f)(g)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	1,143,900
2,000,000+(f)(g)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	2,203,324
Principal Amount USD ($)		Value
	Reinsurance - (continued)
1,400,000(b)	Casablanca Re, 5.814% (6 Month USD LIBOR + 375 bps), 6/4/20 (144A) (Cat Bond)	$1,413,440
1,300,000+(f)(g)	Castle Stuart Housing Association Re 2018, Variable Rate Notes, 12/1/21	1,273,610
1,000,000(b)	Citrus Re, 2.694% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A) (Cat Bond)	730,000
4,000,000+(f)(g)	Cyprus Re 2018, Variable Rate Notes, 1/15/19	3,912,429
5,000,000+(f)(g)	Denning Re 2018, Variable Rate Notes, 7/15/19	4,933,965
1,000,000+(f)(g)	EC0012 Re, Variable Rate Notes, 6/15/19	984,500
397,500+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	195,689
841,500+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	400,890
2,500,000+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	2,576,000
3,717,000+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	3,827,767
1,500,000+(f)(g)	Formby Re 2018, Variable Rate Notes, 6/15/19	1,529,004
1,300,000(b)	Galilei Re, 6.84% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A) (Cat Bond)	1,306,500
1,500,000(b)	Galilei Re, 6.86% (6 Month USD LIBOR + 466 bps), 1/8/21 (144A) (Cat Bond)	1,506,900
1,300,000(b)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	1,300,650
1,200,000(b)	Galilei Re, 7.65% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A) (Cat Bond)	1,204,560
1,400,000(b)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	1,405,600
1,500,000(b)	Galilei Re, 8.73% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	1,502,850
3,500,000+(f)(g)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	217,000
1,000,000+(f)(g)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	1,081,800
2,800,000(b)	Golden State Re II, 4.394% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	2,798,880
2,000,000+(f)(g)	Gullane Re 2018, Variable Rate Notes, 12/31/21	2,106,200
2,000,000+(f)(g)	Harambee Re 2018, Variable Rate Notes, 12/31/21	2,162,400
2,000,000+(f)(g)	Hillside Re 2018, Variable Rate Notes, 7/1/19	1,955,640
1,050,000(b)	International Bank for Reconstruction & Development, 4.614% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A) (Cat Bond)	1,052,205
1,500,000(b)	International Bank for Reconstruction & Development, 4.614% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A) (Cat Bond)	1,491,450
1,250,000(b)	International Bank for Reconstruction & Development, 5.114% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A) (Cat Bond)	1,254,750
1,700,000	International Bank for Reconstruction & Development, 9.067% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	1,709,690
4,357,815+(f)(g)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	4,146,461
700,000(b)	Kilimanjaro Re, 5.944% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	701,330
2,000,000(b)	Kilimanjaro Re, 6.787% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A) (Cat Bond)	1,991,000
3,000,000(b)	Kilimanjaro Re, 8.944% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	3,025,500
1,500,000(b)	Kilimanjaro Re, 11.444% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	1,526,700
2,600,000(b)	Kilimanjaro II Re, 8.021% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A) (Cat Bond)	2,613,780
3,500,000(b)	Kilimanjaro II Re, 9.441% (6 Month USD LIBOR + 714 bps), 4/20/21 (144A) (Cat Bond)	3,497,200
2,800,000+(f)(g)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	428,960
1,200,000+(f)(g)	Laytown Re 2018, Variable Rate Notes, 1/15/19	1,144,560
1,750,000+(f)(g)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	1,712,200
600,000+(f)(g)	Limestone Re, Variable Rate Notes, 8/31/21	587,040
2,500,000+(f)(g)	Limestone Re, Variable Rate Notes, 3/1/22	2,573,000
2,500,000(b)	Long Point Re III, 4.944% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A) (Cat Bond)	2,513,750
3,000,000+(f)(g)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	632,400
5,000,000+(f)(g)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	5,257,000
2,000,000+(f)(g)	Madison Re 2016, Variable Rate Notes, 3/31/19	55,600
1,500,000+(f)(g)	Madison Re 2017, Variable Rate Notes, 12/31/19	395,850
2,000,000+(f)(g)	Madison Re 2018, Variable Rate Notes, 12/31/21	2,179,600
7,000,000+(f)(g)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	7,700,517
1,000,000+(f)(g)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	11,500
1,200,000+(f)(g)	Oakmont Re 2018, Variable Rate Notes, 1/31/19	1,195,920
750,000+(f)(g)	Oakmont Re 2018, Variable Rate Notes, 4/15/19	740,234
3,600,000+(f)(g)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	6,480
4,000,000+(f)(g)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	12,800
4,500,000+(f)(g)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	26,100
3,000,000+(f)(g)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	24,450
3,000,000+(f)(g)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	13,560
3,800,000+(f)(g)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	4,217,240
6,500,000+(f)(g)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	6,771,700
1,250,000+(b)	Panthera Re, 5.694% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A) (Cat Bond)	1,257,375
3,200,000(b)	PennUnion Re, 6.696% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	3,183,680
5,000,000+(f)(g)	Pinehurst Re 2018-1, Variable Rate Notes, 1/15/19	4,949,000
1,000,000+(f)(g)	Prestwick Re 2015-1, Variable Rate Notes, 7/1/19	17,000
2,600,000+(f)(g)	Promissum Re 2018, Variable Rate Notes, 6/15/19	2,518,880
2,000,000(b)	Queen Street XI Re, 8.346% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A) (Cat Bond)	2,031,400
2,500,000(b)	Residential Reinsurance 2016, 6.016% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A) (Cat Bond)	2,529,000
1,500,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19	1,484,550
2,200,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	2,200,000
3,600,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	3,600,000
2,000,000+(f)(g)	Resilience Re, Variable Rate Notes, 4/8/19	1,956,200
3,600,000+(f)(g)	Resilience Re, Variable Rate Notes, 5/1/19	36,000
250,000+(f)(g)	Resilience Re, Variable Rate Notes, 6/7/19	255,450
1,600,000+(f)(g)	Resilience Re, Variable Rate Notes, 11/15/19	1,673,920
1,600,000(b)	Sanders Re, 5.253% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A) (Cat Bond)	1,605,440
1,100,000+(f)(g)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	49,390
Principal Amount USD ($)		Value
	Reinsurance - (continued)
500,000+(f)(g)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	$467,950
500,000+(f)(g)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	467,950
1,200,007+(f)(g)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	552,003
500,000+(f)(g))	Sector Re V, Series 8, Class F, Variable Rate Notes, 3/1/23 (144A)	493,250
1,199,993+(f)(g)	Sector Re V, Series 8, Class G, Variable Rate Notes, 3/1/23 (144A)	1,183,793
500,000+(f)(g)	Seminole Re 2018, Variable Rate Notes, 1/15/19	486,153
2,000,000+(f)(g)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	207,000
1,000,000(b)	Skyline Re, 4.694% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A) (Cat Bond)	1,002,500
3,000,000+(f)(g)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	203,400
1,737,984+(f)(g)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	171,018
500,000+(f)(g)	Thopas Re 2018, Variable Rate Notes, 12/31/21	545,950
2,700,000(b)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	2,694,870
3,000,000(b)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	2,991,600
800,000(b)	Ursa Re, 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	805,520
4,000,000+(f)(g)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	30,800
4,000,000+(f)(g)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	181,200
2,000,000+(f)(g)	Versutus Re 2018-A, Variable Rate Notes, 12/31/21	2,142,600
1,000,000+(f)(g)	Viribus Re 2018, Variable Rate Notes, 12/31/21	1,106,700
1,750,000(b)	Vitality Re V, 3.944% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	1,752,800
2,900,000(b)	Vitality Re VII, 4.344% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	2,916,820
1,000,000(b)	Vitality Re VII, 4.844% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	1,010,000
500,000+(f)(g)	Walton Health Re 2018, Variable Rate Notes, 5/31/19	439,800
1,600,000+(f)(g)	Woburn Re 2018, Variable Rate Notes, 12/31/21	1,695,133
		$176,877,356
	Total Insurance	$273,261,474
	MATERIALS - 0.9%
	Commodity Chemicals - 0.1%
5,135,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$4,943,721
	Construction Materials - 0.2%
11,000,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	$10,772,197
	Diversified Chemicals - 0.2%
4,930,000	CF Industries, Inc., 5.375%, 3/15/44	$4,572,575
6,365,000	Chemours Co., 7.0%, 5/15/25	6,750,019
		$11,322,594
	Diversified Metals & Mining - 0.2%
1,325,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,221,250
2,750,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	2,680,937
6,600,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	6,613,091
		$10,515,278
	Paper Packaging - 0.1%
1,275,000	International Paper Co., 4.8%, 6/15/44	$1,238,597
2,575,000	International Paper Co., 6.0%, 11/15/41	2,859,896
		$4,098,493
	Steel - 0.1%
3,550,000	Commercial Metals Co., 4.875%, 5/15/23	$3,520,180
1,525,000	Commercial Metals Co., 5.75%, 4/15/26 (144A)	1,479,250
		$4,999,430
	Total Materials	$46,651,713
	MEDIA & ENTERTAINMENT - 0.2%
	Cable & Satellite - 0.2%
5,013,000	Sky Plc, 3.75%, 9/16/24 (144A)	$4,999,808
3,450,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	3,544,875
	Total Media & Entertainment	$8,544,683
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
	Biotechnology - 0.4%
3,990,000	Baxalta, Inc., 3.6%, 6/23/22	$3,961,553
3,550,000	Biogen, Inc., 3.625%, 9/15/22	3,558,518
11,735,000	Biogen, Inc., 5.2%, 9/15/45	12,450,724
		$19,970,795
	Life Sciences Tools & Services - 0.2%
11,200,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	$10,858,433
	Pharmaceuticals - 0.7%
8,000,000	Allergan Funding SCS, 4.85%, 6/15/44	$7,907,785
4,900,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	4,869,885
1,391,000	Perrigo Finance Unlimited Co., 3.5%, 3/15/21	1,377,143
4,570,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	4,416,161
11,181,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	10,954,647
4,200,000	Shire Acquisitions Investments Ireland, DAC, 3.2%, 9/23/26	3,870,787
		$33,396,408
	Total Pharmaceuticals, Biotechnology & Life Sciences	$64,225,636
	REAL ESTATE - 1.3%
	Diversified REIT - 0.4%
3,450,000	Duke Realty LP, 3.625%, 4/15/23	$3,414,107
8,560,000	Duke Realty LP, 3.75%, 12/1/24	8,417,573
9,500,000	Essex Portfolio LP, 3.5%, 4/1/25	9,179,586
Principal Amount USD ($)		Value
	Diversified REIT - (continued)
1,480,000	Essex Portfolio LP, 3.625%, 5/1/27	$1,411,048
		$22,422,314
	Health Care REIT - 0.2%
6,805,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$6,347,447
4,675,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	4,402,412
		$10,749,859
	Office REIT - 0.5%
2,681,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$2,656,635
2,768,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	2,778,436
1,350,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	1,301,842
3,415,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	3,505,144
2,032,000	Highwoods Realty LP, 3.2%, 6/15/21	1,998,317
3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,319,475
7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	6,912,899
		$22,472,748
	Residential REIT - 0.2%
1,520,000	UDR, Inc., 2.95%, 9/1/26	$1,392,281
10,450,000	UDR, Inc., 4.0%, 10/1/25	10,421,842
		$11,814,123
	Total Real Estate	$67,459,044
	RETAILING - 0.7%
	Automotive Retail - 0.1%
3,994,000	AutoZone, Inc., 2.5%, 4/15/21	$3,890,451
	Internet Retail - 0.6%
3,265,000	Amazon.com, Inc., 2.8%, 8/22/24	$3,150,143
7,170,000	Booking Holdings, Inc., 3.55%, 3/15/28	6,854,239
1,925,000	Booking Holdings, Inc., 3.6%, 6/1/26	1,867,527
7,875,000	Booking Holdings, Inc., 3.65%, 3/15/25	7,737,508
5,900,000	Expedia Group, Inc., 4.5%, 8/15/24	5,933,917
950,000	Expedia Group, Inc., 5.0%, 2/15/26	967,709
4,125,000	Expedia, Inc., 3.8%, 2/15/28	3,802,039
		$30,313,082
	Total Retailing	$34,203,533
	SOFTWARE & SERVICES - 0.5%
	Application Software - 0.1%
5,650,000	salesforce.com, Inc., 3.7%, 4/11/28	$5,601,656
	Data Processing & Outsourced Services - 0.2%
3,795,000	Fiserv, Inc., 3.8%, 10/1/23	$3,794,059
4,550,000	Visa, Inc., 2.2%, 12/14/20	4,471,266
		$8,265,325
	Internet & Direct Marketing Retail - 0.2%
9,595,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$8,943,447
	Total Software & Services	$22,810,428
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
	Communications Equipment - 0.1%
5,227,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$5,030,988
	Electronic Components - 0.2%
8,412,000	Amphenol Corp., 3.125%, 9/15/21	$8,294,555
3,065,000	Amphenol Corp., 3.2%, 4/1/24	2,940,010
		$11,234,565
	Electronic Manufacturing Services - 0.1%
5,780,000	Flex, Ltd., 4.75%, 6/15/25	$5,809,785
	Total Technology Hardware & Equipment	$22,075,338
	TELECOMMUNICATION SERVICES - 0.3%
	Integrated Telecommunication Services - 0.1%
2,350,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	$2,298,224
3,989,000	Level 3 Financing, Inc., 5.375%, 1/15/24	3,985,969
1,500,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	1,482,805
		$7,766,998
	Wireless Telecommunication Services - 0.2%
1,800,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	$1,769,807
6,975,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	6,955,931
		$8,725,738
	Total Telecommunication Services	$16,492,736
	TRANSPORTATION - 1.2%
	Airlines - 0.2%
6,921,000	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$6,590,325
2,475,000	Delta Air Lines, Inc., 2.875%, 3/13/20	2,454,976
		$9,045,301
	Highways & Railtracks - 0.2%
3,950,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$3,695,742
1,300,000	ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)	1,274,626
4,600,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	4,328,742
		$9,299,110
Principal Amount USD ($)		Value
	Railroads - 0.7%
15,435,000	Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$15,223,245
6,650,000	TTX Co., 3.6%, 1/15/25 (144A)	6,533,149
3,250,000	TTX Co., 4.2%, 7/1/46 (144A)	3,146,011
13,715,000	Union Pacific Corp., 3.375%, 2/1/35	12,338,231
		$37,240,636
	Trucking - 0.1%
4,825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$4,757,507
	Total Transportation	$60,342,554
	UTILITIES - 3.2%
	Electric Utilities - 1.7%
5,025,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	$5,390,921
925,000	Edison International, 2.4%, 9/15/22	875,967
2,150,000(a)(c)	Electricite de France SA, 5.25% (10 USD Swap Rate + 371 bps) (144A)	2,150,000
2,320,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	2,563,600
6,365,000	Exelon Corp., 2.85%, 6/15/20	6,309,011
4,655,000	Iberdrola International BV, 6.75%, 7/15/36	5,612,676
2,725,000	Indiana Michigan Power Co., 4.55%, 3/15/46	2,799,112
4,000,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	3,795,040
5,450,000	Israel Electric Corp., Ltd., 5.0%, 11/12/24 (144A)	5,531,750
779,000	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	786,299
610,000	Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)	653,225
6,536,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	6,523,300
10,270,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	9,880,950
251,278	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	249,393
11,910,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	11,074,403
3,312,500	Southern California Edison Co., 1.845%, 2/1/22	3,224,529
5,055,000(a)(c)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	5,307,750
11,475,000	Southwestern Electric Power Co., 3.9%, 4/1/45	10,409,294
1,206,000	Vistra Operations Co., LLC, 5.5%, 9/1/26 (144A)	1,219,568
		$84,356,788
	Gas Utilities - 0.4%
3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$2,888,085
3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	3,514,688
4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,853,938
1,970,107	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,159,828
8,870,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	8,378,243
		$20,794,782
	Independent Power Producers & Energy Traders - 0.3%
428,442	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$457,828
2,850,000	Calpine Corp., 5.25%, 6/1/26 (144A)	2,639,812
6,925,000	Calpine Corp., 5.75%, 1/15/25	6,128,625
647,693	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	650,999
2,327,000	NRG Energy, Inc., 5.75%, 1/15/28 (144A)	2,350,270
		$12,227,534
	Multi-Utilities - 0.8%
8,385,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$8,529,460
6,728,000	Dominion Energy, Inc., 2.579%, 7/1/20	6,637,539
2,700,000	Dominion Energy, Inc., 2.75%, 1/15/22	2,628,743
11,790,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	11,837,574
1,675,000	San Diego Gas & Electric Co., 1.914%, 2/1/22	1,634,106
9,720,000	Sempra Energy, 3.4%, 2/1/28	9,098,192
		$40,365,614
	Total Utilities	$157,744,718
	TOTAL CORPORATE BONDS
	(Cost $1,583,956,983)	$1,561,081,129
	FOREIGN GOVERNMENT BONDS - 0.3% of Net Assets
	Mexico - 0.2%
13,425,000	Mexico Government International Bond, 4.6%, 2/10/48	$12,619,500
	Nigeria - 0.1%
4,550,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$4,552,366
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $16,884,127)	$17,171,866
	MUNICIPAL BONDS - 2.3% of Net Assets(h)
	Municipal General - 0.9%
2,350,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$2,628,545
16,795,000(i)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	17,612,413
4,775,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	4,785,792
2,410,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	2,513,678
2,435,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	2,507,393
4,075,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	4,093,663
1,035,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	1,094,699
1,695,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	1,723,798
2,910,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	2,923,270
2,830,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 3.0%, 5/15/39	2,482,363
2,325,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	2,439,436
Principal Amount USD ($)		Value
	Municipal General - (continued)
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$2,441,336
		$47,246,386
	Municipal Higher Education - 1.1%
525,000	Amherst College, 3.794%, 11/1/42	$499,410
1,025,000	Baylor University, Series A, 4.313%, 3/1/42	1,010,609
7,425,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	9,229,349
10,400,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	13,126,568
8,345,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	8,507,978
16,810,000	University of California, Series AX, 3.063%, 7/1/25	16,314,105
3,100,000	University of Virginia, Revenue, Refunding General Green, Series A-2, 5.0%, 4/1/45	3,473,240
		$52,161,259
	Municipal Medical - 0.0%†
1,765,000	Ohio Higher Educational Facility Commission, Cleveland Clinic Health, Series A-1, 5.0%, 1/1/42	$1,902,511
	Municipal Obligation - 0.1%
3,150,000(i)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	$3,227,679
	Municipal School District - 0.1%
2,800,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/40	$2,877,616
1,750,000(i)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/45	1,794,485
2,425,000(i)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	2,626,057
		$7,298,158
	Municipal Transportation - 0.1%
3,220,000	Fairfax County Economic Development Authority, Series A, 2.875%, 4/1/34	$2,881,288
600,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	621,762
		$3,503,050
	TOTAL MUNICIPAL BONDS
	(Cost $119,593,279)	$115,339,043
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.5% of Net Assets*(b)
	AUTOMOBILES & COMPONENTS - 0.2%
	Auto Parts & Equipment - 0.2%
613,855	Allison Transmission, Inc., New Term Loan, 3.97% (LIBOR + 175 bps), 9/23/22	$618,349
4,119,375	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.462% (LIBOR + 225 bps), 4/6/24	4,125,810
1,068,399	Energy Acquisition LP, First Lien Initial Term Loan, 6.636% (LIBOR + 425 bps), 6/26/25	1,076,412
814,623	Federal-Mogul Corp., Tranche C Term Loan, 5.89% (LIBOR + 375 bps), 4/15/21	816,490
1,424,519	TI Group Automotive Systems LLC, Initial US Term Loan, 4.742% (LIBOR + 250 bps), 6/30/22	1,430,751
		$8,067,812
	Tires & Rubber - 0.0%†
1,396,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.15% (LIBOR + 200 bps), 3/3/25	$1,400,382
	Total Automobiles & Components	$9,468,194
	CAPITAL GOODS - 0.2%
	Building Products - 0.2%
418,952	Builders FirstSource, Inc., Refinancing Term Loan, 5.386% (LIBOR + 300 bps), 2/29/24	$419,924
5,970,000	NCI Building Systems, Inc., Initial Term Loan, 4.242% (LIBOR + 200 bps), 2/7/25	5,981,194
		$6,401,118
	Construction Machinery & Heavy Trucks - 0.0%†
735,028	Navistar, Inc., Tranche B Term Loan, 5.64% (LIBOR + 350 bps), 11/6/24	$739,154
	Industrial Conglomerates - 0.0%†
502,855	Filtration Group Corp., Initial Dollar Term Loan, 5.242% (LIBOR + 300 bps), 3/29/25	$506,679
	Industrial Machinery - 0.0%†
1,170,736	NN, Inc., Tranche B Term Loan, 5.992% (LIBOR + 375 bps), 10/19/22	$1,175,126
	Trading Companies & Distributors - 0.0%†
586,597	Nexeo Solutions LLC, Term B-1 Loan, 5.597% (LIBOR + 325 bps), 6/9/23	$590,850
83,620	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.242% (LIBOR + 300 bps), 12/12/19	83,724
		$674,574
	Total Capital Goods	$9,496,651
	COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
	Commercial Services & Supplies - 0.0%†
386,493	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.386% (LIBOR + 300 bps), 5/27/22	$389,875
	Diversified Support Services - 0.1%
3,858,449	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.242% (LIBOR + 300 bps), 11/3/24	$3,888,421
	Environmental & Facilities Services - 0.0%†
856,224	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.136% (LIBOR + 275 bps), 5/30/25	$858,365
457,164	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.992% (LIBOR + 275 bps), 9/27/24	460,450
		$1,318,815
	Security & Alarm Services - 0.0%†
592,030	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.821% (LIBOR + 350 bps), 5/24/24	$595,484
	Total Commercial & Professional Services	$6,192,595
Principal Amount USD ($)		Value
	CONSUMER DURABLES & APPAREL - 0.0%†
	Home Furnishings - 0.0%†
1,642,465	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.61% (LIBOR + 350 bps), 11/8/23	$1,492,590
	Total Consumer Durables & Apparel	$1,492,590
	CONSUMER SERVICES - 0.3%
	Casinos & Gaming - 0.1%
4,985,767	Scientific Games International, Inc., Initial Term B-5 Loan, 5.034% (LIBOR + 275 bps), 8/14/24	$4,983,818
	Education Services - 0.0%†
568,039	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.992% (LIBOR + 175 bps), 11/7/23	$569,104
	Leisure Facilities - 0.1%
399,227	Fitness International LLC, Term B Loan, 5.492% (LIBOR + 325 bps), 4/18/25	$400,599
1,292,915	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.97% (LIBOR + 175 bps), 6/30/22	1,301,157
		$1,701,756
	Restaurants - 0.0%†
1,679,618	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.492% (LIBOR + 225 bps), 2/16/24	$1,682,168
	Specialized Consumer Services - 0.1%
641,875	Constellis Holdings LLC, First Lien Term B Loan, 7.386% (LIBOR + 500 bps), 4/21/24	$642,143
2,210,625	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.136% (LIBOR + 375 bps), 2/21/25	2,225,270
		$2,867,413
	Total Consumer Services	$11,804,259
	DIVERSIFIED FINANCIALS - 0.1%
	Diversified Capital Markets - 0.0%†
1,485,028	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.165% (LIBOR + 200 bps), 1/15/25	$1,491,528
	Specialized Finance - 0.1%
327,668	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.886% (LIBOR + 250 bps), 9/29/23	$329,972
1,447,622	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.242% (LIBOR + 200 bps), 4/10/23	1,452,599
2,187,593	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.242% (LIBOR + 200 bps), 8/4/23	2,193,062
		$3,975,633
	Total Diversified Financials	$5,467,161
	ENERGY - 0.0%†
	Oil & Gas Storage & Transportation - 0.0%†
1,110,467	Energy Transfer Equity LP, Refinanced Term Loan, 4.242% (LIBOR + 200 bps), 2/2/24	$1,112,241
	Total Energy	$1,112,241
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Agricultural Products - 0.0%†
1,673,075	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.25% (LIBOR + 200 bps), 12/18/24	$1,688,551
	Packaged Foods & Meats - 0.1%
4,046,698	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.844% (LIBOR + 250 bps), 10/30/22	$4,059,344
268,576	Pinnacle Foods Finance LLC, Initial B Term Loan, 3.854% (LIBOR + 175 bps), 2/2/24	269,003
		$4,328,347
	Total Food, Beverage & Tobacco	$6,016,898
	HEALTH CARE EQUIPMENT & SERVICES - 0.2%
	Health Care Facilities - 0.1%
1,118,353	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.563% (LIBOR + 325 bps), 1/27/21	$1,104,374
298,500	HCA, Inc., Tranche B-10 Term Loan, 4.242% (LIBOR + 200 bps), 3/13/25	301,070
1,419,725	HCA, Inc., Tranche B-11 Term Loan, 3.992% (LIBOR + 175 bps), 3/17/23	1,432,148
1,148,695	Select Medical Corp., Tranche B Term Loan, 4.901% (LIBOR + 275 bps/PRIME + 175 bps), 3/1/21	1,158,028
586,207	Vizient, Inc., Term B-4 Loan, 4.992% (LIBOR + 275 bps), 2/13/23	589,138
		$4,584,758
	Health Care Services - 0.1%
785,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.742% (LIBOR + 450 bps), 10/24/23	$790,887
242,897	Davita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 4.992% (LIBOR + 275 bps), 6/24/21	244,263
401,955	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.0% (LIBOR + 375 bps), 7/2/25	407,231
436,335	MPH Acquisition Holdings LLC, Initial Term Loan, 5.136% (LIBOR + 275 bps), 6/7/23	437,665
1,083,500	Team Health Holdings, Inc., Initial Term Loan, 4.992% (LIBOR + 275 bps), 2/6/24	1,055,058
		$2,935,104
	Health Care Supplies - 0.0%†
257,687	Kinetic Concepts, Inc., Dollar Term Loan, 5.636% (LIBOR + 325 bps), 2/2/24	$259,587
724,598	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.242% (LIBOR + 300 bps), 5/15/22	726,682
		$986,269
	Health Care Technology - 0.0%†
1,267,500	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.992% (LIBOR + 275 bps), 3/1/24	$1,273,133
508,250	Iqvia, Inc. (Quintiles IMS), Term B-1 Dollar Loan, 4.386% (LIBOR + 200 bps), 3/7/24	510,209
		$1,783,342
	Total Health Care Equipment & Services	$10,289,473
Principal Amount USD ($)		Value
	HOUSEHOLD & PERSONAL PRODUCTS - 0.0%†
	Household Products - 0.0%†
495,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.742% (LIBOR + 350 bps), 9/26/24	$479,454
	Total Household & Personal Products	$479,454
	INSURANCE - 0.0%†
	Property & Casualty Insurance - 0.0%†
841,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.386% (LIBOR + 300 bps), 5/16/24	$842,703
	Total Insurance	$842,703
	MATERIALS - 0.2%
	Diversified Chemicals - 0.0%†
480,093	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.242% (LIBOR + 300 bps), 9/23/24	$482,444
1,107,907	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.242% (LIBOR + 300 bps), 9/23/24	1,113,331
		$1,595,775
	Metal & Glass Containers - 0.1%
504,611	BWay Holding Co., Initial Term Loan, 5.581% (LIBOR + 325 bps), 4/3/24	$504,926
2,736,250	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.087% (LIBOR + 375 bps), 9/11/23	2,758,482
		$3,263,408
	Paper Packaging - 0.0%†
492,500	Berry Global, Inc. (fka Berry Plastics Corp.), Term R Loan, 4.186% (LIBOR + 200 bps), 1/19/24	$493,578
	Paper Products - 0.0%†
319,211	Ranpak Corp., Tranche B-1 USD Term Loan, 5.492% (LIBOR + 325 bps), 10/1/21	$319,610
	Specialty Chemicals - 0.1%
412,365	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.567% (LIBOR + 325 bps), 9/13/23	$414,684
310,685	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.567% (LIBOR + 325 bps), 9/13/23	312,432
621,818	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 5.242% (LIBOR + 300 bps), 6/7/23	625,024
519,429	Omnova Solutions, Inc., Term B-2 Loan, 5.492% (LIBOR + 325 bps), 8/25/23	522,026
141,161	W.R. Grace & Co-CONN, Term B-1 Loan, 4.136% (LIBOR + 175 bps), 4/3/25	141,897
241,991	W.R. Grace & Co-CONN, Term B-2 Loan, 4.136% (LIBOR + 175 bps), 4/3/25	243,251
		$2,259,314
	Steel - 0.0%†
393,000	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.623% (LIBOR + 225 bps), 6/14/21	$393,737
	Total Materials	$8,325,422
	MEDIA & ENTERTAINMENT - 0.3%
	Advertising - 0.0%†
995,000	Lamar Media Corp., Term B Loan, 3.938% (LIBOR + 175 bps), 3/14/25	$999,768
	Broadcasting - 0.1%
1,283,750	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.133% (LIBOR + 200 bps), 10/4/23	$1,283,910
	Cable & Satellite - 0.0%†
408,127	UPC Financing Partnership, Facility AR, 4.658% (LIBOR + 250 bps), 1/15/26	$408,297
	Movies & Entertainment - 0.2%
555,945	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Initial Term Loan, 4.384% (LIBOR + 225 bps), 12/15/22	$557,219
2,038,556	Live Nation Entertainment, Inc., Term B-3 Loan, 4.0% (LIBOR + 175 bps), 10/31/23	2,044,914
2,345,713	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.992% (LIBOR + 275 bps), 2/2/25	2,343,881
3,138,091	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.75% (LIBOR + 250 bps), 7/2/21	3,143,649
		$8,089,663
	Publishing - 0.0%†
1,261,525	MTL Publishing LLC, Term B-6 Loan, 4.415% (LIBOR + 225 bps), 8/20/23	$1,264,206
	Total Media & Entertainment	$12,045,844
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
	Biotechnology - 0.0%†
723,347	Alkermes, Inc., 2023 Term Loan, 4.38% (LIBOR + 225 bps), 3/27/23	$727,416
	Life Sciences Tools & Services - 0.0%†
1,497,957	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.492% (LIBOR + 225 bps), 5/20/24	$1,509,191
	Pharmaceuticals - 0.2%
608,474	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.104% (LIBOR + 300 bps), 6/2/25	$612,277
5,034,509	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.5% (LIBOR + 425 bps), 4/29/24	5,078,561
714,125	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.417% (LIBOR + 225 bps), 1/31/25	718,588
2,473,476	RPI Finance Trust, Initial Term Loan B-6, 4.386% (LIBOR + 200 bps), 3/27/23	2,485,457
		$8,894,883
	Total Pharmaceuticals, Biotechnology & Life Sciences	$11,131,490
Principal Amount USD ($)		Value
	REAL ESTATE - 0.0%†
	Specialized REIT - 0.0%†
1,604,883	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.242% (LIBOR + 300 bps), 10/24/22	$1,537,278
	Total Real Estate	$1,537,278
	RETAILING - 0.1%
	Automotive Retail - 0.1%
1,357,486	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.242% (LIBOR + 200 bps), 11/2/23	$1,363,636
1,978,126	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.87% (LIBOR + 275 bps), 11/8/23	1,948,454
		$3,312,090
	Specialty Stores - 0.0%†
2,679,750	Staples, Inc., Closing Date Term Loan, 6.343% (LIBOR + 400 bps), 9/12/24	$2,682,264
		$2,682,264
	Total Retailing	$5,994,354
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductor Equipment - 0.0%†
1,083,722	Sensata Technologies BV (Sensata Technologies Finance Co. LLC), Sixth Amendment Term Loan, 3.898% (LIBOR + 175 bps), 10/14/21	$1,090,270
	Semiconductors - 0.1%
3,384,365	Microchip Technology, Inc., Initial Term Loan, 4.25% (LIBOR + 200 bps), 5/29/25	$3,390,697
226,094	Micron Technology, Inc., Term Loan, 4.0% (LIBOR + 175 bps), 4/26/22	227,271
798,040	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.992% (LIBOR + 175 bps), 3/31/23	800,185
		$4,418,153
	Total Semiconductors & Semiconductor Equipment	$5,508,423
	SOFTWARE & SERVICES - 0.1%
	Data Processing & Outsourced Services - 0.0%†
1,103,886	First Data Corp., 2022D New Dollar Term Loan, 4.212% (LIBOR + 200 bps), 7/8/22	$1,105,887
846,848	First Data Corp., 2024A New Dollar Term Loan, 4.212% (LIBOR + 200 bps), 4/26/24	848,383
		$1,954,270
	Internet Services & Infrastructure - 0.0%†
1,390,735	Rackspace Hosting, Inc., First Lien Term B Loan, 5.348% (LIBOR + 300 bps), 11/3/23	$1,374,840
	IT Consulting & Other Services - 0.1%
1,208,372	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.492% (LIBOR + 225 bps), 2/15/24	$1,214,307
810,588	Rocket Software, Inc., First Lien Term Loan, 6.136% (LIBOR + 375 bps), 10/14/23	817,478
		$2,031,785
	Total Software & Services	$5,360,895
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%†
	Communications Equipment - 0.0%†
900,000(j)	Ciena Corp., Term Loan B, 9/19/25	$905,063
	Total Technology Hardware & Equipment	$905,063
	TELECOMMUNICATION SERVICES - 0.2%
	Integrated Telecommunication Services - 0.1%
3,726,228	CenturyLink, Inc., Initial Term B Loan, 4.992% (LIBOR + 275 bps), 1/31/25	$3,706,043
1,171,776	GCI Holdings, Inc., New Term B Loan, 4.492% (LIBOR + 225 bps), 2/2/22	1,175,438
1,200,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.432% (LIBOR + 225 bps), 2/22/24	1,204,250
		$6,085,731
	Wireless Telecommunication Services - 0.1%
1,825,939	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 4.492% (LIBOR + 225 bps), 7/28/25	$1,824,418
1,280,500	Sprint Communications, Inc., Initial Term Loan, 4.75% (LIBOR + 250 bps), 2/2/24	1,284,502
		$3,108,920
	Total Telecommunication Services	$9,194,651
	UTILITIES - 0.1%
	Electric Utilities - 0.1%
968,750	Eastern Power LLC (Eastern Convert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.992% (LIBOR + 375 bps), 10/2/23	$968,586
	Independent Power Producers & Energy Traders - 0.0%†
930,234	NRG Energy, Inc., Term Loan, 4.136% (LIBOR + 175 bps), 6/30/23	$931,927
	Total Utilities	$1,900,513
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $123,888,236)	$124,566,152
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.3% of Net Assets
1,190,508	Fannie Mae, 2.5%, 7/1/30	$1,152,577
1,209,086	Fannie Mae, 2.5%, 7/1/30	1,172,057
2,095,319	Fannie Mae, 2.5%, 7/1/30	2,031,132
231,127	Fannie Mae, 2.5%, 12/1/42	214,557
245,914	Fannie Mae, 2.5%, 12/1/42	228,796
227,676	Fannie Mae, 2.5%, 1/1/43	211,809
91,259	Fannie Mae, 2.5%, 2/1/43	84,903
115,098	Fannie Mae, 2.5%, 2/1/43	106,653
2,484,931	Fannie Mae, 2.5%, 2/1/43	2,311,764
342,060	Fannie Mae, 2.5%, 3/1/43	318,224
122,278	Fannie Mae, 2.5%, 4/1/43	113,757
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
305,290	Fannie Mae, 2.5%, 8/1/43	$284,015
232,118	Fannie Mae, 2.5%, 12/1/43	215,942
165,927	Fannie Mae, 2.5%, 3/1/44	154,364
219,534	Fannie Mae, 2.5%, 4/1/45	203,344
311,343	Fannie Mae, 2.5%, 4/1/45	288,382
453,362	Fannie Mae, 2.5%, 4/1/45	419,928
486,949	Fannie Mae, 2.5%, 4/1/45	451,034
518,048	Fannie Mae, 2.5%, 4/1/45	480,371
533,154	Fannie Mae, 2.5%, 4/1/45	493,833
1,214,689	Fannie Mae, 2.5%, 4/1/45	1,125,112
1,436,405	Fannie Mae, 2.5%, 4/1/45	1,330,479
71,771	Fannie Mae, 2.5%, 5/1/45	66,478
80,385	Fannie Mae, 2.5%, 7/1/45	74,458
255,253	Fannie Mae, 2.5%, 8/1/45	236,430
88,159	Fannie Mae, 2.5%, 1/1/46	81,666
251,770	Fannie Mae, 3.0%, 12/1/21	250,096
3,325,329	Fannie Mae, 3.0%, 9/1/28	3,296,209
2,954,897	Fannie Mae, 3.0%, 10/1/30	2,928,962
1,235,965	Fannie Mae, 3.0%, 4/1/31	1,221,982
16,089,137	Fannie Mae, 3.0%, 8/1/42	15,546,657
3,695,860	Fannie Mae, 3.0%, 9/1/42	3,569,526
1,197,919	Fannie Mae, 3.0%, 12/1/42	1,156,133
2,371,133	Fannie Mae, 3.0%, 2/1/43	2,288,877
631,986	Fannie Mae, 3.0%, 5/1/43	610,089
8,713,759	Fannie Mae, 3.0%, 5/1/43	8,410,519
601,728	Fannie Mae, 3.0%, 7/1/43	580,684
1,486,985	Fannie Mae, 3.0%, 8/1/43	1,435,057
4,158,479	Fannie Mae, 3.0%, 9/1/43	4,013,447
768,545	Fannie Mae, 3.0%, 3/1/45	738,705
6,519,737	Fannie Mae, 3.0%, 6/1/45	6,295,061
637,153	Fannie Mae, 3.0%, 5/1/46	613,566
840,523	Fannie Mae, 3.0%, 5/1/46	806,803
4,635,990	Fannie Mae, 3.0%, 9/1/46	4,440,647
8,756,790	Fannie Mae, 3.0%, 10/1/46	8,387,364
8,622,596	Fannie Mae, 3.0%, 11/1/46	8,258,378
7,509,447	Fannie Mae, 3.0%, 1/1/47	7,231,166
2,622,956	Fannie Mae, 3.0%, 3/1/47	2,511,975
623,500	Fannie Mae, 3.5%, 4/1/26	627,010
393,224	Fannie Mae, 3.5%, 9/1/26	395,586
907,606	Fannie Mae, 3.5%, 12/1/26	912,715
2,459,596	Fannie Mae, 3.5%, 6/1/28	2,482,318
1,023,522	Fannie Mae, 3.5%, 11/1/40	1,015,238
522,108	Fannie Mae, 3.5%, 10/1/41	517,890
454,914	Fannie Mae, 3.5%, 6/1/42	451,233
2,787,804	Fannie Mae, 3.5%, 7/1/42	2,765,230
2,855,254	Fannie Mae, 3.5%, 8/1/42	2,832,133
231,979	Fannie Mae, 3.5%, 11/1/42	230,101
491,682	Fannie Mae, 3.5%, 12/1/42	487,701
548,557	Fannie Mae, 3.5%, 12/1/42	544,116
5,004,279	Fannie Mae, 3.5%, 2/1/44	4,950,409
2,582,067	Fannie Mae, 3.5%, 9/1/44	2,551,970
5,351,950	Fannie Mae, 3.5%, 2/1/45	5,292,040
1,615,464	Fannie Mae, 3.5%, 4/1/45	1,596,629
6,197,443	Fannie Mae, 3.5%, 6/1/45	6,125,183
2,398,997	Fannie Mae, 3.5%, 8/1/45	2,371,062
7,704,404	Fannie Mae, 3.5%, 8/1/45	7,648,760
5,664,570	Fannie Mae, 3.5%, 9/1/45	5,581,034
6,863,994	Fannie Mae, 3.5%, 9/1/45	6,783,961
1,453,618	Fannie Mae, 3.5%, 10/1/45	1,436,669
11,752,879	Fannie Mae, 3.5%, 11/1/45	11,665,537
2,365,281	Fannie Mae, 3.5%, 12/1/45	2,337,701
2,518,192	Fannie Mae, 3.5%, 12/1/45	2,488,829
4,564,386	Fannie Mae, 3.5%, 12/1/45	4,511,166
5,220,873	Fannie Mae, 3.5%, 1/1/46	5,158,999
6,887,416	Fannie Mae, 3.5%, 1/1/46	6,807,107
2,900,439	Fannie Mae, 3.5%, 2/1/46	2,865,720
4,724,067	Fannie Mae, 3.5%, 2/1/46	4,668,007
1,929,505	Fannie Mae, 3.5%, 3/1/46	1,906,408
3,997,163	Fannie Mae, 3.5%, 4/1/46	3,949,728
2,482,446	Fannie Mae, 3.5%, 5/1/46	2,451,706
5,917,912	Fannie Mae, 3.5%, 7/1/46	5,844,631
8,610,815	Fannie Mae, 3.5%, 9/1/46	8,501,067
516,499	Fannie Mae, 3.5%, 10/1/46	509,836
998,686	Fannie Mae, 3.5%, 10/1/46	986,224
1,131,163	Fannie Mae, 3.5%, 11/1/46	1,116,103
4,543,498	Fannie Mae, 3.5%, 12/1/46	4,483,949
2,223,722	Fannie Mae, 3.5%, 1/1/47	2,194,114
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,597,111	Fannie Mae, 3.5%, 1/1/47	$4,534,970
6,432,116	Fannie Mae, 3.5%, 1/1/47	6,350,129
10,521,547	Fannie Mae, 3.5%, 1/1/47	10,383,627
5,762,816	Fannie Mae, 3.5%, 2/1/47	5,686,085
7,210,854	Fannie Mae, 3.5%, 5/1/47	7,108,875
8,074,143	Fannie Mae, 3.5%, 5/1/47	7,958,316
275,003	Fannie Mae, 3.5%, 7/1/47	270,881
2,695,526	Fannie Mae, 3.5%, 7/1/47	2,656,848
8,207,904	Fannie Mae, 3.5%, 7/1/47	8,090,130
11,154,260	Fannie Mae, 3.5%, 7/1/47	10,998,824
1,412,142	Fannie Mae, 3.5%, 8/1/47	1,391,296
18,129,975	Fannie Mae, 3.5%, 8/1/47	17,858,590
3,013,441	Fannie Mae, 3.5%, 11/1/47	2,970,203
7,271,329	Fannie Mae, 3.5%, 12/1/47	7,159,506
12,213,170	Fannie Mae, 3.5%, 12/1/47	12,025,422
15,833,184	Fannie Mae, 3.5%, 12/1/47	15,602,853
4,169,776	Fannie Mae, 3.5%, 1/1/48	4,105,692
3,089,766	Fannie Mae, 3.5%, 2/1/48	3,042,281
955,137	Fannie Mae, 3.771%, 12/1/20	966,512
17,578	Fannie Mae, 4.0%, 9/1/20	17,940
241,650	Fannie Mae, 4.0%, 4/1/25	246,663
237,593	Fannie Mae, 4.0%, 11/1/34	243,553
2,371,468	Fannie Mae, 4.0%, 4/1/39	2,412,507
6,219,336	Fannie Mae, 4.0%, 10/1/40	6,348,864
1,124,977	Fannie Mae, 4.0%, 12/1/40	1,146,787
669,533	Fannie Mae, 4.0%, 4/1/41	681,509
1,081,676	Fannie Mae, 4.0%, 4/1/41	1,100,512
691,484	Fannie Mae, 4.0%, 5/1/41	700,377
1,410,730	Fannie Mae, 4.0%, 10/1/41	1,437,684
1,012,242	Fannie Mae, 4.0%, 12/1/41	1,029,870
363,028	Fannie Mae, 4.0%, 1/1/42	369,348
2,506,316	Fannie Mae, 4.0%, 1/1/42	2,549,956
2,130,909	Fannie Mae, 4.0%, 2/1/42	2,169,331
5,928,404	Fannie Mae, 4.0%, 2/1/42	6,031,616
1,037,921	Fannie Mae, 4.0%, 3/1/42	1,055,839
119,585	Fannie Mae, 4.0%, 4/1/42	121,106
535,661	Fannie Mae, 4.0%, 4/1/42	544,987
2,372,539	Fannie Mae, 4.0%, 4/1/42	2,413,847
4,588,544	Fannie Mae, 4.0%, 5/1/42	4,668,439
109,242	Fannie Mae, 4.0%, 6/1/42	110,802
299,017	Fannie Mae, 4.0%, 6/1/42	302,777
153,474	Fannie Mae, 4.0%, 7/1/42	156,146
3,296,088	Fannie Mae, 4.0%, 7/1/42	3,355,205
7,000,749	Fannie Mae, 4.0%, 8/1/42	7,122,631
1,396,186	Fannie Mae, 4.0%, 10/1/42	1,420,494
4,164,026	Fannie Mae, 4.0%, 8/1/43	4,225,318
5,117,244	Fannie Mae, 4.0%, 9/1/43	5,197,880
9,569,571	Fannie Mae, 4.0%, 10/1/43	9,720,206
3,174,621	Fannie Mae, 4.0%, 11/1/43	3,235,397
3,764,600	Fannie Mae, 4.0%, 12/1/43	3,832,133
111,255	Fannie Mae, 4.0%, 1/1/44	112,762
4,949,280	Fannie Mae, 4.0%, 2/1/44	5,018,111
75,071	Fannie Mae, 4.0%, 6/1/44	76,006
93,912	Fannie Mae, 4.0%, 6/1/44	95,089
260,992	Fannie Mae, 4.0%, 7/1/44	264,182
4,805,726	Fannie Mae, 4.0%, 7/1/44	4,865,610
195,899	Fannie Mae, 4.0%, 8/1/44	198,261
221,919	Fannie Mae, 4.0%, 8/1/44	224,650
1,166,382	Fannie Mae, 4.0%, 8/1/44	1,180,527
3,529,613	Fannie Mae, 4.0%, 8/1/44	3,574,146
37,644	Fannie Mae, 4.0%, 9/1/44	38,104
293,677	Fannie Mae, 4.0%, 9/1/44	297,223
380,371	Fannie Mae, 4.0%, 9/1/44	385,022
6,697,153	Fannie Mae, 4.0%, 9/1/44	6,801,111
1,563,575	Fannie Mae, 4.0%, 10/1/44	1,583,057
89,643	Fannie Mae, 4.0%, 11/1/44	90,726
99,419	Fannie Mae, 4.0%, 11/1/44	100,509
187,131	Fannie Mae, 4.0%, 11/1/44	189,374
4,742,536	Fannie Mae, 4.0%, 11/1/44	4,799,434
37,302	Fannie Mae, 4.0%, 12/1/44	37,752
473,206	Fannie Mae, 4.0%, 12/1/44	478,920
78,907	Fannie Mae, 4.0%, 1/1/45	79,848
185,684	Fannie Mae, 4.0%, 1/1/45	187,926
305,470	Fannie Mae, 4.0%, 1/1/45	309,088
45,478	Fannie Mae, 4.0%, 2/1/45	46,009
167,563	Fannie Mae, 4.0%, 2/1/45	169,724
360,822	Fannie Mae, 4.0%, 2/1/45	365,373
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
3,910,911	Fannie Mae, 4.0%, 3/1/45	$3,956,527
2,850,122	Fannie Mae, 4.0%, 8/1/45	2,893,718
2,620,285	Fannie Mae, 4.0%, 10/1/45	2,651,451
4,034,425	Fannie Mae, 4.0%, 10/1/45	4,079,815
4,659,562	Fannie Mae, 4.0%, 10/1/45	4,712,274
70,662	Fannie Mae, 4.0%, 11/1/45	71,433
3,263,236	Fannie Mae, 4.0%, 11/1/45	3,299,601
7,866,756	Fannie Mae, 4.0%, 11/1/45	8,002,642
5,524,167	Fannie Mae, 4.0%, 12/1/45	5,586,453
2,148,444	Fannie Mae, 4.0%, 1/1/46	2,172,282
5,950,702	Fannie Mae, 4.0%, 2/1/46	6,025,277
1,496,792	Fannie Mae, 4.0%, 4/1/46	1,513,955
5,186,923	Fannie Mae, 4.0%, 6/1/46	5,243,139
5,402,855	Fannie Mae, 4.0%, 7/1/46	5,460,897
7,550,255	Fannie Mae, 4.0%, 7/1/46	7,631,581
4,257,533	Fannie Mae, 4.0%, 8/1/46	4,302,834
5,320,299	Fannie Mae, 4.0%, 8/1/46	5,377,199
1,434,661	Fannie Mae, 4.0%, 11/1/46	1,450,833
12,602,615	Fannie Mae, 4.0%, 1/1/47	12,750,952
456,184	Fannie Mae, 4.0%, 2/1/47	461,615
3,179,286	Fannie Mae, 4.0%, 4/1/47	3,212,523
3,203,532	Fannie Mae, 4.0%, 4/1/47	3,246,884
4,833,399	Fannie Mae, 4.0%, 4/1/47	4,898,810
524,030	Fannie Mae, 4.0%, 6/1/47	531,129
1,886,956	Fannie Mae, 4.0%, 6/1/47	1,912,520
3,181,487	Fannie Mae, 4.0%, 6/1/47	3,214,741
4,725,360	Fannie Mae, 4.0%, 6/1/47	4,774,397
8,484,388	Fannie Mae, 4.0%, 6/1/47	8,572,433
2,784,115	Fannie Mae, 4.0%, 7/1/47	2,821,834
3,110,237	Fannie Mae, 4.0%, 7/1/47	3,142,593
2,614,464	Fannie Mae, 4.0%, 8/1/47	2,641,595
5,055,481	Fannie Mae, 4.0%, 8/1/47	5,107,812
6,460,108	Fannie Mae, 4.0%, 12/1/47	6,526,653
8,839,396	Fannie Mae, 4.0%, 4/1/48	8,930,348
6,577	Fannie Mae, 4.5%, 11/1/20	6,661
93,560	Fannie Mae, 4.5%, 11/1/20	95,105
161,111	Fannie Mae, 4.5%, 10/1/35	166,543
419,322	Fannie Mae, 4.5%, 8/1/40	436,363
838,183	Fannie Mae, 4.5%, 8/1/40	872,250
1,528,383	Fannie Mae, 4.5%, 11/1/40	1,590,497
150,214	Fannie Mae, 4.5%, 12/1/40	156,318
569,073	Fannie Mae, 4.5%, 2/1/41	592,198
1,366,801	Fannie Mae, 4.5%, 4/1/41	1,422,347
71,187	Fannie Mae, 4.5%, 5/1/41	74,080
1,846,649	Fannie Mae, 4.5%, 5/1/41	1,921,704
2,498,170	Fannie Mae, 4.5%, 5/1/41	2,599,320
3,211,990	Fannie Mae, 4.5%, 5/1/41	3,342,979
926,730	Fannie Mae, 4.5%, 7/1/41	964,394
1,000,374	Fannie Mae, 4.5%, 7/1/41	1,041,031
1,343,111	Fannie Mae, 4.5%, 7/1/41	1,395,489
3,536,255	Fannie Mae, 4.5%, 1/1/42	3,679,986
4,606,400	Fannie Mae, 4.5%, 1/1/42	4,793,623
476,485	Fannie Mae, 4.5%, 11/1/43	494,055
3,103,331	Fannie Mae, 4.5%, 12/1/43	3,234,465
4,119,211	Fannie Mae, 4.5%, 12/1/43	4,273,881
6,540,571	Fannie Mae, 4.5%, 12/1/43	6,785,026
4,474,961	Fannie Mae, 4.5%, 1/1/44	4,642,406
2,585,590	Fannie Mae, 4.5%, 2/1/44	2,682,585
3,115,445	Fannie Mae, 4.5%, 2/1/44	3,231,634
5,206,645	Fannie Mae, 4.5%, 5/1/46	5,376,678
611,180	Fannie Mae, 4.5%, 1/1/47	631,180
559,932	Fannie Mae, 4.5%, 2/1/47	578,255
3,588,945	Fannie Mae, 4.5%, 2/1/47	3,705,706
48,930,000	Fannie Mae, 4.5%, 10/1/48 (TBA)	50,472,734
15,026	Fannie Mae, 5.0%, 1/1/20	15,479
34,612	Fannie Mae, 5.0%, 1/1/20	35,657
5,377	Fannie Mae, 5.0%, 2/1/20	5,539
70,784	Fannie Mae, 5.0%, 10/1/20	72,920
5,065	Fannie Mae, 5.0%, 2/1/22	5,232
57,276	Fannie Mae, 5.0%, 2/1/22	59,004
51,510	Fannie Mae, 5.0%, 3/1/23	53,319
193,493	Fannie Mae, 5.0%, 5/1/23	203,612
93,268	Fannie Mae, 5.0%, 7/1/34	95,943
151,057	Fannie Mae, 5.0%, 10/1/34	157,174
637,251	Fannie Mae, 5.0%, 2/1/39	676,549
475,878	Fannie Mae, 5.0%, 6/1/40	506,086
546,786	Fannie Mae, 5.0%, 6/1/40	581,764
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
369,870	Fannie Mae, 5.0%, 7/1/40	$393,495
539,981	Fannie Mae, 5.0%, 7/1/40	574,526
821,988	Fannie Mae, 5.0%, 7/1/40	874,565
654,660	Fannie Mae, 5.0%, 8/1/40	696,541
2,359,764	Fannie Mae, 5.0%, 2/1/41	2,510,695
8,959,927	Fannie Mae, 5.0%, 12/1/44	9,543,508
37,557	Fannie Mae, 5.5%, 9/1/19	37,692
15,535	Fannie Mae, 5.5%, 6/1/33	16,757
70,088	Fannie Mae, 5.5%, 7/1/33	75,630
452,930	Fannie Mae, 5.5%, 7/1/34	489,248
243,135	Fannie Mae, 5.5%, 3/1/36	262,206
133,920	Fannie Mae, 5.5%, 5/1/36	144,301
135,914	Fannie Mae, 5.5%, 6/1/36	146,707
47,461	Fannie Mae, 5.72%, 11/1/28	48,000
27,107	Fannie Mae, 5.72%, 6/1/29	27,253
21,997	Fannie Mae, 5.9%, 11/1/27	22,045
72,348	Fannie Mae, 5.9%, 4/1/28	73,640
709	Fannie Mae, 6.0%, 9/1/29	780
2,997	Fannie Mae, 6.0%, 1/1/32	3,295
12,634	Fannie Mae, 6.0%, 2/1/32	13,896
4,336	Fannie Mae, 6.0%, 3/1/32	4,773
2,904	Fannie Mae, 6.0%, 8/1/32	3,197
338	Fannie Mae, 6.0%, 9/1/32	372
38,984	Fannie Mae, 6.0%, 10/1/32	42,905
6,028	Fannie Mae, 6.0%, 2/1/33	6,507
56,118	Fannie Mae, 6.0%, 3/1/33	61,767
59,357	Fannie Mae, 6.0%, 4/1/33	64,076
76,275	Fannie Mae, 6.0%, 7/1/33	82,350
108,985	Fannie Mae, 6.0%, 7/1/33	117,696
24,718	Fannie Mae, 6.0%, 11/1/33	27,197
96,217	Fannie Mae, 6.0%, 8/1/34	105,914
5,000	Fannie Mae, 6.0%, 9/1/34	5,501
21,199	Fannie Mae, 6.0%, 9/1/34	23,308
30,182	Fannie Mae, 6.0%, 9/1/34	32,798
87,910	Fannie Mae, 6.0%, 9/1/34	94,972
9,313	Fannie Mae, 6.0%, 10/1/34	10,254
8,446	Fannie Mae, 6.0%, 11/1/34	9,300
118,841	Fannie Mae, 6.0%, 11/1/34	128,327
3,108	Fannie Mae, 6.0%, 2/1/35	3,417
7,276	Fannie Mae, 6.0%, 2/1/35	7,963
135,264	Fannie Mae, 6.0%, 4/1/35	148,897
19,168	Fannie Mae, 6.0%, 5/1/35	20,692
82,841	Fannie Mae, 6.0%, 10/1/35	89,476
153,139	Fannie Mae, 6.0%, 12/1/35	168,161
18,384	Fannie Mae, 6.0%, 12/1/37	20,210
203,663	Fannie Mae, 6.0%, 6/1/38	222,586
29,611	Fannie Mae, 6.0%, 7/1/38	31,965
6,286	Fannie Mae, 6.5%, 7/1/29	6,891
1,648	Fannie Mae, 6.5%, 1/1/31	1,806
1,804	Fannie Mae, 6.5%, 4/1/31	1,978
3,613	Fannie Mae, 6.5%, 5/1/31	3,961
64,388	Fannie Mae, 6.5%, 6/1/31	70,591
8,151	Fannie Mae, 6.5%, 8/1/31	8,936
3,112	Fannie Mae, 6.5%, 9/1/31	3,412
5,485	Fannie Mae, 6.5%, 9/1/31	6,014
2,562	Fannie Mae, 6.5%, 10/1/31	2,809
117,912	Fannie Mae, 6.5%, 12/1/31	129,272
4,392	Fannie Mae, 6.5%, 2/1/32	4,815
37,728	Fannie Mae, 6.5%, 3/1/32	41,363
80,268	Fannie Mae, 6.5%, 7/1/32	88,001
66,465	Fannie Mae, 6.5%, 10/1/32	72,868
27,476	Fannie Mae, 6.5%, 7/1/34	30,123
87,372	Fannie Mae, 6.5%, 11/1/37	96,889
20,408	Fannie Mae, 6.5%, 11/1/47	21,712
612	Fannie Mae, 7.0%, 12/1/30	629
6,313	Fannie Mae, 7.0%, 12/1/30	6,847
6,175	Fannie Mae, 7.0%, 4/1/31	7,039
7,278	Fannie Mae, 7.0%, 9/1/31	8,071
14,849	Fannie Mae, 7.0%, 12/1/31	15,070
13,928	Fannie Mae, 7.0%, 1/1/32	15,732
12,510,000(k)	Federal Home Loan Bank Discount Notes, 10/1/18	12,510,000
2,591,274	Federal Home Loan Mortgage Corp., 3.0%, 8/1/29	2,566,190
2,444,743	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	2,421,063
926,922	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	895,682
6,164,097	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	5,956,935
746,618	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	720,516
1,761,236	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,700,852
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,076,607	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	$2,004,005
1,502,755	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	1,446,624
1,215,723	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	1,167,246
4,885,347	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	4,686,386
3,884,645	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	3,723,413
1,301,382	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,248,380
2,099,992	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	2,012,305
5,688,536	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	5,451,440
815,841	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	781,520
361,646	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	346,318
221,171	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	222,321
1,485,988	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	1,474,015
2,579,158	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	2,558,388
6,278,279	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	6,219,934
727,231	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	720,173
536,786	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	531,798
2,205,547	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	2,182,318
108,241	Federal Home Loan Mortgage Corp., 3.5%, 11/1/44	106,925
5,828,194	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	5,759,593
2,847,308	Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	2,810,256
702,066	Federal Home Loan Mortgage Corp., 3.5%, 4/1/45	692,930
7,017,805	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	6,938,983
182,465	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	180,191
6,095,139	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	6,026,678
6,857,809	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	6,768,561
7,139,753	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	7,046,837
3,766,464	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	3,716,961
6,111,250	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	6,027,771
6,210,265	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	6,153,493
8,841,123	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	8,754,021
9,289,514	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	9,169,194
11,083,100	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	10,993,821
3,739,094	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	3,684,505
10,726,324	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	10,591,712
2,096,232	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	2,065,534
709,536	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	700,079
1,928,700	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	1,900,007
3,971,080	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	3,912,001
9,129,585	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	8,993,761
8,541,113	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	8,413,383
10,320,762	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	10,165,514
3,519,453	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	3,466,481
4,851,132	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	4,778,586
3,287,698	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	3,238,108
6,790,943	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	6,688,646
8,797,558	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	8,972,375
277,158	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	282,039
102,388	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	104,302
3,982,209	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	4,053,761
66,804	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	67,707
1,500,042	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	1,521,106
463,123	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	469,960
4,305,346	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	4,360,321
3,987,957	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	4,039,056
888,496	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	901,607
1,324,384	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,343,934
1,768,457	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,794,562
5,781,151	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	5,855,227
2,303,701	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	2,333,219
5,842,109	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	5,928,351
1,534,828	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	1,554,421
1,152,449	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	1,166,854
4,447,819	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	4,499,114
1,600,355	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	1,618,841
227,192	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	229,549
543,347	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	549,618
3,790,336	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	3,834,121
4,684,267	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	4,737,751
4,304,279	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	4,353,889
56,171	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	56,754
1,174,845	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,188,077
2,229,862	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,260,134
3,216,412	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,260,077
6,608,068	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	6,682,006
7,216,136	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	7,314,098
10,070,538	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	10,183,263
11,974,967	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	12,108,078
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,429,126	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	$1,444,681
3,113,930	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	3,148,064
7,059,684	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	7,134,523
30,943	Federal Home Loan Mortgage Corp., 4.5%, 3/1/20	31,328
82,675	Federal Home Loan Mortgage Corp., 4.5%, 10/1/20	83,921
2,371,121	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	2,473,903
1,482,321	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	1,546,560
3,477,361	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	3,628,114
139,320	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	144,055
6,105,180	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	6,305,470
172,459	Federal Home Loan Mortgage Corp., 5.0%, 10/1/20	173,447
7,298	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	7,409
9,390	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	9,967
92,132	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	96,743
257,921	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	273,733
248,711	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	263,961
3,248	Federal Home Loan Mortgage Corp., 5.5%, 12/1/18	3,248
160,945	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	174,360
9,102	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	9,851
9,607	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	10,232
80,074	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	86,773
90,481	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	97,710
18,593	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	20,125
857,623	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	926,138
43,767	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	47,549
76,330	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	83,650
3,433	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	3,776
37,561	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	41,564
23,086	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	25,081
115,151	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	127,374
80,584	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	89,059
12,996	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	14,376
30,709	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	33,526
8,497	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	9,231
114,288	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	124,164
23,070	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	25,532
33,969	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	36,905
124,810	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	135,595
344,517	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	381,204
61,338	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	66,639
15,105	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	16,410
45,448	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	49,376
50,091	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	54,420
8,324	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	9,213
32,439	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	35,242
27,927	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	30,874
52,612	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	58,237
54,899	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	59,854
302	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	334
148	Federal Home Loan Mortgage Corp., 6.5%, 1/1/31	163
329	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	364
4,320	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	4,780
4,872	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	5,390
5,499	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	6,084
515	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	570
3,742	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	4,139
141	Federal Home Loan Mortgage Corp., 6.5%, 6/1/32	156
8,694	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	9,657
115	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	128
27,429	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	30,693
8,920	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	8,933
51,125	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	52,690
2,165	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	2,410
1,932	Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	1,935
73,245	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	76,738
7,549,500	Government National Mortgage Association I, 3.5%, 11/15/41	7,541,194
5,791,731	Government National Mortgage Association I, 3.5%, 7/15/42	5,805,346
1,371,155	Government National Mortgage Association I, 3.5%, 10/15/42	1,372,350
791,767	Government National Mortgage Association I, 3.5%, 1/15/44	787,974
9,230,104	Government National Mortgage Association I, 3.5%, 1/15/45	9,174,425
2,485,342	Government National Mortgage Association I, 3.5%, 8/15/46	2,471,113
7,492	Government National Mortgage Association I, 4.0%, 5/15/39	7,623
3,354	Government National Mortgage Association I, 4.0%, 6/15/39	3,412
5,194	Government National Mortgage Association I, 4.0%, 8/15/40	5,300
221,461	Government National Mortgage Association I, 4.0%, 8/15/40	225,344
5,613	Government National Mortgage Association I, 4.0%, 9/15/40	5,746
94,806	Government National Mortgage Association I, 4.0%, 9/15/40	96,464
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
5,589	Government National Mortgage Association I, 4.0%, 10/15/40	$5,687
11,387	Government National Mortgage Association I, 4.0%, 11/15/40	11,587
34,077	Government National Mortgage Association I, 4.0%, 11/15/40	34,780
17,673	Government National Mortgage Association I, 4.0%, 1/15/41	18,087
58,387	Government National Mortgage Association I, 4.0%, 1/15/41	59,764
8,038	Government National Mortgage Association I, 4.0%, 2/15/41	8,227
48,058	Government National Mortgage Association I, 4.0%, 6/15/41	49,174
123,703	Government National Mortgage Association I, 4.0%, 7/15/41	126,625
2,149	Government National Mortgage Association I, 4.0%, 9/15/41	2,186
339,427	Government National Mortgage Association I, 4.0%, 9/15/41	347,421
5,403	Government National Mortgage Association I, 4.0%, 10/15/41	5,497
6,242	Government National Mortgage Association I, 4.0%, 10/15/41	6,369
3,292	Government National Mortgage Association I, 4.0%, 11/15/41	3,349
3,355	Government National Mortgage Association I, 4.0%, 11/15/41	3,416
5,434	Government National Mortgage Association I, 4.0%, 12/15/41	5,562
18,381	Government National Mortgage Association I, 4.0%, 2/15/42	18,755
209,195	Government National Mortgage Association I, 4.0%, 2/15/42	212,840
1,012,487	Government National Mortgage Association I, 4.0%, 8/15/43	1,036,187
18,907	Government National Mortgage Association I, 4.0%, 11/15/43	19,287
10,981	Government National Mortgage Association I, 4.0%, 3/15/44	11,172
197,353	Government National Mortgage Association I, 4.0%, 3/15/44	200,792
655,659	Government National Mortgage Association I, 4.0%, 3/15/44	667,084
3,483,997	Government National Mortgage Association I, 4.0%, 3/15/44	3,544,704
3,419	Government National Mortgage Association I, 4.0%, 4/15/44	3,479
24,924	Government National Mortgage Association I, 4.0%, 4/15/44	25,359
2,427,364	Government National Mortgage Association I, 4.0%, 4/15/44	2,469,660
324,987	Government National Mortgage Association I, 4.0%, 8/15/44	330,649
57,018	Government National Mortgage Association I, 4.0%, 9/15/44	58,046
193,292	Government National Mortgage Association I, 4.0%, 9/15/44	196,660
247,792	Government National Mortgage Association I, 4.0%, 9/15/44	252,110
429,251	Government National Mortgage Association I, 4.0%, 9/15/44	436,911
2,215,015	Government National Mortgage Association I, 4.0%, 9/15/44	2,253,610
91,651	Government National Mortgage Association I, 4.0%, 10/15/44	93,476
413,514	Government National Mortgage Association I, 4.0%, 11/15/44	420,728
1,770,752	Government National Mortgage Association I, 4.0%, 12/15/44	1,801,607
412,238	Government National Mortgage Association I, 4.0%, 1/15/45	422,159
1,119,696	Government National Mortgage Association I, 4.0%, 1/15/45	1,139,832
1,142,330	Government National Mortgage Association I, 4.0%, 1/15/45	1,162,403
1,973,112	Government National Mortgage Association I, 4.0%, 1/15/45	2,008,029
1,027,361	Government National Mortgage Association I, 4.0%, 2/15/45	1,045,263
1,319,085	Government National Mortgage Association I, 4.0%, 2/15/45	1,342,069
129,720	Government National Mortgage Association I, 4.0%, 3/15/45	131,981
1,509,037	Government National Mortgage Association I, 4.0%, 3/15/45	1,535,719
3,028,403	Government National Mortgage Association I, 4.0%, 4/15/45	3,082,833
1,700,729	Government National Mortgage Association I, 4.0%, 5/15/45	1,731,341
4,471,916	Government National Mortgage Association I, 4.0%, 6/15/45	4,549,837
667,440	Government National Mortgage Association I, 4.0%, 7/15/45	679,395
596,059	Government National Mortgage Association I, 4.0%, 8/15/45	608,048
1,009	Government National Mortgage Association I, 4.5%, 6/15/19	1,027
1,392	Government National Mortgage Association I, 4.5%, 8/15/19	1,417
5,096	Government National Mortgage Association I, 4.5%, 12/15/19	5,218
4,572	Government National Mortgage Association I, 4.5%, 4/15/20	4,685
174,118	Government National Mortgage Association I, 4.5%, 6/15/25	181,086
43,899	Government National Mortgage Association I, 4.5%, 7/15/33	45,626
144,509	Government National Mortgage Association I, 4.5%, 9/15/33	152,135
143,599	Government National Mortgage Association I, 4.5%, 10/15/33	148,527
158,930	Government National Mortgage Association I, 4.5%, 10/15/33	165,922
22,095	Government National Mortgage Association I, 4.5%, 2/15/34	22,874
15,351	Government National Mortgage Association I, 4.5%, 3/15/35	15,875
53,529	Government National Mortgage Association I, 4.5%, 3/15/35	55,359
19,914	Government National Mortgage Association I, 4.5%, 4/15/35	20,595
139,758	Government National Mortgage Association I, 4.5%, 4/15/35	145,212
9,706	Government National Mortgage Association I, 4.5%, 9/15/35	10,039
73,113	Government National Mortgage Association I, 4.5%, 10/15/35	76,078
47,001	Government National Mortgage Association I, 4.5%, 4/15/38	48,617
861,655	Government National Mortgage Association I, 4.5%, 12/15/39	898,953
329,270	Government National Mortgage Association I, 4.5%, 1/15/40	346,181
181,689	Government National Mortgage Association I, 4.5%, 9/15/40	190,504
764,760	Government National Mortgage Association I, 4.5%, 10/15/40	797,011
356,900	Government National Mortgage Association I, 4.5%, 4/15/41	371,707
793,342	Government National Mortgage Association I, 4.5%, 5/15/41	827,498
761,155	Government National Mortgage Association I, 4.5%, 6/15/41	793,842
267,882	Government National Mortgage Association I, 4.5%, 7/15/41	279,433
758,088	Government National Mortgage Association I, 4.5%, 8/15/41	790,729
2,543	Government National Mortgage Association I, 5.0%, 2/15/19	2,601
179	Government National Mortgage Association I, 5.0%, 7/15/19	186
7,644	Government National Mortgage Association I, 5.0%, 7/15/19	7,866
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
52,117	Government National Mortgage Association I, 5.0%, 7/15/33	$55,268
61,397	Government National Mortgage Association I, 5.0%, 9/15/33	65,205
65,482	Government National Mortgage Association I, 5.0%, 4/15/34	69,538
353,945	Government National Mortgage Association I, 5.0%, 4/15/35	377,278
157,936	Government National Mortgage Association I, 5.0%, 7/15/40	165,608
213	Government National Mortgage Association I, 5.5%, 11/15/18	213
172	Government National Mortgage Association I, 5.5%, 12/15/18	172
26	Government National Mortgage Association I, 5.5%, 4/15/19	26
156	Government National Mortgage Association I, 5.5%, 4/15/19	156
7,937	Government National Mortgage Association I, 5.5%, 8/15/19	7,951
8,451	Government National Mortgage Association I, 5.5%, 8/15/19	8,467
16,912	Government National Mortgage Association I, 5.5%, 9/15/19	16,949
7,237	Government National Mortgage Association I, 5.5%, 10/15/19	7,278
44,979	Government National Mortgage Association I, 5.5%, 11/15/19	45,214
45,900	Government National Mortgage Association I, 5.5%, 1/15/29	49,215
11,235	Government National Mortgage Association I, 5.5%, 6/15/33	12,179
51,594	Government National Mortgage Association I, 5.5%, 7/15/33	55,967
55,009	Government National Mortgage Association I, 5.5%, 7/15/33	59,700
15,397	Government National Mortgage Association I, 5.5%, 8/15/33	16,716
24,281	Government National Mortgage Association I, 5.5%, 8/15/33	26,357
119,922	Government National Mortgage Association I, 5.5%, 8/15/33	130,118
48,227	Government National Mortgage Association I, 5.5%, 9/15/33	51,711
57,408	Government National Mortgage Association I, 5.5%, 9/15/33	61,678
41,446	Government National Mortgage Association I, 5.5%, 10/15/33	44,818
48,952	Government National Mortgage Association I, 5.5%, 10/15/33	53,162
260,542	Government National Mortgage Association I, 5.5%, 7/15/34	282,805
22,828	Government National Mortgage Association I, 5.5%, 10/15/34	24,538
297,878	Government National Mortgage Association I, 5.5%, 11/15/34	322,869
101,147	Government National Mortgage Association I, 5.5%, 1/15/35	109,847
23,663	Government National Mortgage Association I, 5.5%, 2/15/35	25,554
36,759	Government National Mortgage Association I, 5.5%, 2/15/35	39,413
62,414	Government National Mortgage Association I, 5.5%, 6/15/35	66,921
377,244	Government National Mortgage Association I, 5.5%, 7/15/35	421,784
50,359	Government National Mortgage Association I, 5.5%, 10/15/35	54,659
120,093	Government National Mortgage Association I, 5.5%, 10/15/35	130,345
29,810	Government National Mortgage Association I, 5.5%, 2/15/37	32,295
9,703	Government National Mortgage Association I, 5.72%, 4/15/29	10,416
10,743	Government National Mortgage Association I, 6.0%, 9/15/19	10,769
95,291	Government National Mortgage Association I, 6.0%, 12/15/23	100,190
8,571	Government National Mortgage Association I, 6.0%, 1/15/24	9,260
30,152	Government National Mortgage Association I, 6.0%, 4/15/28	32,920
120,482	Government National Mortgage Association I, 6.0%, 9/15/28	130,172
5,911	Government National Mortgage Association I, 6.0%, 10/15/28	6,386
52,686	Government National Mortgage Association I, 6.0%, 2/15/29	57,785
66,451	Government National Mortgage Association I, 6.0%, 2/15/29	72,977
52,493	Government National Mortgage Association I, 6.0%, 6/15/31	56,715
17,694	Government National Mortgage Association I, 6.0%, 11/15/31	19,271
1,037	Government National Mortgage Association I, 6.0%, 3/15/32	1,128
5,115	Government National Mortgage Association I, 6.0%, 8/15/32	5,584
54,103	Government National Mortgage Association I, 6.0%, 9/15/32	58,454
86,257	Government National Mortgage Association I, 6.0%, 9/15/32	93,195
168,364	Government National Mortgage Association I, 6.0%, 9/15/32	181,905
10,289	Government National Mortgage Association I, 6.0%, 10/15/32	11,117
28,419	Government National Mortgage Association I, 6.0%, 10/15/32	30,875
6,066	Government National Mortgage Association I, 6.0%, 11/15/32	6,554
6,549	Government National Mortgage Association I, 6.0%, 11/15/32	7,076
7,960	Government National Mortgage Association I, 6.0%, 12/15/32	8,600
8,472	Government National Mortgage Association I, 6.0%, 12/15/32	9,173
62,567	Government National Mortgage Association I, 6.0%, 12/15/32	67,599
114,652	Government National Mortgage Association I, 6.0%, 12/15/32	123,873
155,778	Government National Mortgage Association I, 6.0%, 12/15/32	168,307
185,658	Government National Mortgage Association I, 6.0%, 12/15/32	200,590
279,827	Government National Mortgage Association I, 6.0%, 12/15/32	302,881
18,828	Government National Mortgage Association I, 6.0%, 1/15/33	20,342
32,361	Government National Mortgage Association I, 6.0%, 1/15/33	35,321
118,169	Government National Mortgage Association I, 6.0%, 1/15/33	130,487
22,695	Government National Mortgage Association I, 6.0%, 2/15/33	24,767
65,826	Government National Mortgage Association I, 6.0%, 2/15/33	71,120
70,621	Government National Mortgage Association I, 6.0%, 2/15/33	77,693
99,897	Government National Mortgage Association I, 6.0%, 2/15/33	109,087
40,544	Government National Mortgage Association I, 6.0%, 3/15/33	44,231
48,577	Government National Mortgage Association I, 6.0%, 3/15/33	52,484
77,165	Government National Mortgage Association I, 6.0%, 3/15/33	84,227
84,527	Government National Mortgage Association I, 6.0%, 3/15/33	92,285
87,986	Government National Mortgage Association I, 6.0%, 3/15/33	95,062
98,647	Government National Mortgage Association I, 6.0%, 3/15/33	108,250
180,645	Government National Mortgage Association I, 6.0%, 3/15/33	197,199
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
279,402	Government National Mortgage Association I, 6.0%, 3/15/33	$306,749
14,725	Government National Mortgage Association I, 6.0%, 4/15/33	15,910
17,397	Government National Mortgage Association I, 6.0%, 4/15/33	18,796
34,520	Government National Mortgage Association I, 6.0%, 4/15/33	37,297
17,506	Government National Mortgage Association I, 6.0%, 5/15/33	18,914
105,363	Government National Mortgage Association I, 6.0%, 5/15/33	113,968
9,582	Government National Mortgage Association I, 6.0%, 6/15/33	10,473
12,761	Government National Mortgage Association I, 6.0%, 9/15/33	13,822
14,508	Government National Mortgage Association I, 6.0%, 9/15/33	15,675
45,666	Government National Mortgage Association I, 6.0%, 9/15/33	50,099
37,176	Government National Mortgage Association I, 6.0%, 10/15/33	40,540
92,525	Government National Mortgage Association I, 6.0%, 11/15/33	99,967
168,424	Government National Mortgage Association I, 6.0%, 3/15/34	188,119
46,585	Government National Mortgage Association I, 6.0%, 6/15/34	50,754
30,147	Government National Mortgage Association I, 6.0%, 8/15/34	32,944
43,598	Government National Mortgage Association I, 6.0%, 8/15/34	47,104
23,123	Government National Mortgage Association I, 6.0%, 9/15/34	25,242
36,460	Government National Mortgage Association I, 6.0%, 9/15/34	39,392
116,481	Government National Mortgage Association I, 6.0%, 9/15/34	127,323
46,530	Government National Mortgage Association I, 6.0%, 10/15/34	50,272
77,439	Government National Mortgage Association I, 6.0%, 10/15/34	84,104
159,141	Government National Mortgage Association I, 6.0%, 10/15/34	171,940
89,896	Government National Mortgage Association I, 6.0%, 11/15/34	97,559
674,510	Government National Mortgage Association I, 6.0%, 9/15/35	739,450
168,110	Government National Mortgage Association I, 6.0%, 8/15/36	183,200
110,747	Government National Mortgage Association I, 6.0%, 10/15/36	120,665
33,793	Government National Mortgage Association I, 6.0%, 11/15/37	36,511
31,480	Government National Mortgage Association I, 6.0%, 8/15/38	34,019
15,227	Government National Mortgage Association I, 6.5%, 10/15/24	16,238
5,264	Government National Mortgage Association I, 6.5%, 2/15/28	5,775
7,085	Government National Mortgage Association I, 6.5%, 4/15/28	7,773
33,296	Government National Mortgage Association I, 6.5%, 4/15/28	36,530
6,879	Government National Mortgage Association I, 6.5%, 6/15/28	7,570
5,624	Government National Mortgage Association I, 6.5%, 8/15/28	6,170
3,512	Government National Mortgage Association I, 6.5%, 10/15/28	3,853
13,916	Government National Mortgage Association I, 6.5%, 10/15/28	15,267
20,837	Government National Mortgage Association I, 6.5%, 1/15/29	22,860
934	Government National Mortgage Association I, 6.5%, 2/15/29	1,025
4,627	Government National Mortgage Association I, 6.5%, 2/15/29	5,077
11,513	Government National Mortgage Association I, 6.5%, 2/15/29	12,631
5,562	Government National Mortgage Association I, 6.5%, 3/15/29	6,102
6,349	Government National Mortgage Association I, 6.5%, 3/15/29	6,966
9,869	Government National Mortgage Association I, 6.5%, 3/15/29	10,827
29,025	Government National Mortgage Association I, 6.5%, 3/15/29	31,844
71,403	Government National Mortgage Association I, 6.5%, 3/15/29	78,337
1,932	Government National Mortgage Association I, 6.5%, 5/15/29	2,120
3,349	Government National Mortgage Association I, 6.5%, 5/15/29	3,674
47,047	Government National Mortgage Association I, 6.5%, 5/15/29	51,901
23,053	Government National Mortgage Association I, 6.5%, 6/15/29	25,292
58,023	Government National Mortgage Association I, 6.5%, 4/15/31	65,049
12,197	Government National Mortgage Association I, 6.5%, 5/15/31	13,528
13,453	Government National Mortgage Association I, 6.5%, 5/15/31	15,080
36,167	Government National Mortgage Association I, 6.5%, 5/15/31	39,680
5,876	Government National Mortgage Association I, 6.5%, 6/15/31	6,446
12,253	Government National Mortgage Association I, 6.5%, 7/15/31	13,443
34,138	Government National Mortgage Association I, 6.5%, 8/15/31	37,453
16,944	Government National Mortgage Association I, 6.5%, 9/15/31	18,589
4,598	Government National Mortgage Association I, 6.5%, 10/15/31	5,044
12,745	Government National Mortgage Association I, 6.5%, 10/15/31	13,982
58,741	Government National Mortgage Association I, 6.5%, 10/15/31	64,445
3,769	Government National Mortgage Association I, 6.5%, 11/15/31	4,135
41,106	Government National Mortgage Association I, 6.5%, 11/15/31	45,098
17,439	Government National Mortgage Association I, 6.5%, 1/15/32	19,132
77,368	Government National Mortgage Association I, 6.5%, 1/15/32	85,183
7,809	Government National Mortgage Association I, 6.5%, 2/15/32	8,568
12,856	Government National Mortgage Association I, 6.5%, 2/15/32	14,105
15,305	Government National Mortgage Association I, 6.5%, 2/15/32	17,259
19,184	Government National Mortgage Association I, 6.5%, 2/15/32	21,047
27,973	Government National Mortgage Association I, 6.5%, 2/15/32	31,435
9,899	Government National Mortgage Association I, 6.5%, 3/15/32	10,861
74,864	Government National Mortgage Association I, 6.5%, 3/15/32	82,134
4,622	Government National Mortgage Association I, 6.5%, 4/15/32	5,071
8,559	Government National Mortgage Association I, 6.5%, 4/15/32	9,390
8,744	Government National Mortgage Association I, 6.5%, 4/15/32	9,593
58,166	Government National Mortgage Association I, 6.5%, 4/15/32	65,260
4,151	Government National Mortgage Association I, 6.5%, 5/15/32	4,554
5,199	Government National Mortgage Association I, 6.5%, 5/15/32	5,704
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
8,524	Government National Mortgage Association I, 6.5%, 5/15/32	$9,426
9,113	Government National Mortgage Association I, 6.5%, 5/15/32	9,998
9,631	Government National Mortgage Association I, 6.5%, 6/15/32	10,566
9,682	Government National Mortgage Association I, 6.5%, 6/15/32	10,622
12,266	Government National Mortgage Association I, 6.5%, 6/15/32	13,457
8,330	Government National Mortgage Association I, 6.5%, 7/15/32	9,139
9,472	Government National Mortgage Association I, 6.5%, 7/15/32	10,392
101,498	Government National Mortgage Association I, 6.5%, 7/15/32	114,690
3,584	Government National Mortgage Association I, 6.5%, 8/15/32	3,932
30,340	Government National Mortgage Association I, 6.5%, 8/15/32	34,149
41,677	Government National Mortgage Association I, 6.5%, 8/15/32	45,724
14,873	Government National Mortgage Association I, 6.5%, 9/15/32	16,371
36,891	Government National Mortgage Association I, 6.5%, 9/15/32	40,473
39,344	Government National Mortgage Association I, 6.5%, 9/15/32	43,165
69,457	Government National Mortgage Association I, 6.5%, 10/15/32	76,202
41,476	Government National Mortgage Association I, 6.5%, 11/15/32	46,544
252,312	Government National Mortgage Association I, 6.5%, 12/15/32	284,490
2,705	Government National Mortgage Association I, 6.5%, 1/15/33	3,000
274,733	Government National Mortgage Association I, 6.5%, 1/15/33	309,569
29,221	Government National Mortgage Association I, 6.5%, 5/15/33	32,059
1,545	Government National Mortgage Association I, 6.5%, 10/15/33	1,696
3,999	Government National Mortgage Association I, 6.5%, 2/15/34	4,388
105,657	Government National Mortgage Association I, 6.5%, 6/15/34	115,917
3,823	Government National Mortgage Association I, 6.5%, 9/15/34	4,194
38,359	Government National Mortgage Association I, 6.5%, 4/15/35	42,084
6,174	Government National Mortgage Association I, 6.5%, 6/15/35	6,773
17,341	Government National Mortgage Association I, 6.5%, 7/15/35	19,025
61,519	Government National Mortgage Association I, 6.5%, 7/15/35	67,493
2,411	Government National Mortgage Association I, 6.75%, 4/15/26	2,645
12,857	Government National Mortgage Association I, 7.0%, 8/15/23	13,335
41,803	Government National Mortgage Association I, 7.0%, 9/15/24	44,668
16,209	Government National Mortgage Association I, 7.0%, 7/15/25	17,204
6,349	Government National Mortgage Association I, 7.0%, 11/15/26	6,899
14,996	Government National Mortgage Association I, 7.0%, 6/15/27	16,450
16,009	Government National Mortgage Association I, 7.0%, 1/15/28	17,037
14,771	Government National Mortgage Association I, 7.0%, 2/15/28	15,543
11,719	Government National Mortgage Association I, 7.0%, 3/15/28	11,909
5,068	Government National Mortgage Association I, 7.0%, 4/15/28	5,106
14,234	Government National Mortgage Association I, 7.0%, 7/15/28	15,430
1,029	Government National Mortgage Association I, 7.0%, 8/15/28	1,116
12,191	Government National Mortgage Association I, 7.0%, 11/15/28	13,672
35,515	Government National Mortgage Association I, 7.0%, 11/15/28	39,473
20,827	Government National Mortgage Association I, 7.0%, 4/15/29	21,261
23,435	Government National Mortgage Association I, 7.0%, 4/15/29	24,693
21,372	Government National Mortgage Association I, 7.0%, 5/15/29	21,680
3,435	Government National Mortgage Association I, 7.0%, 6/15/29	3,441
9,156	Government National Mortgage Association I, 7.0%, 7/15/29	9,980
41,474	Government National Mortgage Association I, 7.0%, 11/15/29	44,375
1,871	Government National Mortgage Association I, 7.0%, 12/15/30	1,898
6,111	Government National Mortgage Association I, 7.0%, 12/15/30	6,306
28,263	Government National Mortgage Association I, 7.0%, 12/15/30	31,898
36,115	Government National Mortgage Association I, 7.0%, 12/15/30	36,519
40,393	Government National Mortgage Association I, 7.0%, 1/15/31	40,751
4,999	Government National Mortgage Association I, 7.0%, 3/15/31	5,070
21,540	Government National Mortgage Association I, 7.0%, 6/15/31	24,493
2,565	Government National Mortgage Association I, 7.0%, 7/15/31	2,929
117,628	Government National Mortgage Association I, 7.0%, 8/15/31	133,148
11,322	Government National Mortgage Association I, 7.0%, 9/15/31	11,702
28,554	Government National Mortgage Association I, 7.0%, 9/15/31	30,765
7,701	Government National Mortgage Association I, 7.0%, 11/15/31	7,947
47,985	Government National Mortgage Association I, 7.0%, 3/15/32	51,614
42,404	Government National Mortgage Association I, 7.0%, 4/15/32	45,926
71,176	Government National Mortgage Association I, 7.0%, 5/15/32	81,300
5,762	Government National Mortgage Association I, 7.5%, 3/15/23	5,987
23,199	Government National Mortgage Association I, 7.5%, 10/15/23	24,392
1,242	Government National Mortgage Association I, 7.5%, 6/15/24	1,259
8,455	Government National Mortgage Association I, 7.5%, 8/15/25	8,544
3,713	Government National Mortgage Association I, 7.5%, 9/15/25	3,926
3,447	Government National Mortgage Association I, 7.5%, 12/15/25	3,508
568	Government National Mortgage Association I, 7.5%, 2/15/26	569
9,472	Government National Mortgage Association I, 7.5%, 2/15/27	10,074
25,894	Government National Mortgage Association I, 7.5%, 3/15/27	29,115
38,495	Government National Mortgage Association I, 7.5%, 10/15/27	41,702
14,463	Government National Mortgage Association I, 7.5%, 6/15/29	15,614
2,559	Government National Mortgage Association I, 7.5%, 8/15/29	2,590
7,695	Government National Mortgage Association I, 7.5%, 8/15/29	7,758
16,086	Government National Mortgage Association I, 7.5%, 9/15/29	16,119
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
5,479	Government National Mortgage Association I, 7.5%, 10/15/29	$5,624
7,767	Government National Mortgage Association I, 7.5%, 10/15/29	8,388
13,529	Government National Mortgage Association I, 7.5%, 2/15/31	13,651
14,954	Government National Mortgage Association I, 7.5%, 2/15/31	15,297
6,792	Government National Mortgage Association I, 7.5%, 3/15/31	6,938
41,409	Government National Mortgage Association I, 7.5%, 12/15/31	42,766
2,076	Government National Mortgage Association I, 7.75%, 2/15/30	2,099
2,857	Government National Mortgage Association I, 8.25%, 5/15/20	2,863
1,120	Government National Mortgage Association I, 8.5%, 8/15/21	1,123
158	Government National Mortgage Association I, 9.0%, 12/15/19	159
493	Government National Mortgage Association I, 9.0%, 1/15/20	497
97	Government National Mortgage Association I, 9.0%, 9/15/21	98
1,403	Government National Mortgage Association I, 9.0%, 6/15/22	1,423
595,419	Government National Mortgage Association II, 3.5%, 3/20/45	592,725
502,667	Government National Mortgage Association II, 3.5%, 4/20/45	500,542
849,701	Government National Mortgage Association II, 3.5%, 4/20/45	846,184
1,232,143	Government National Mortgage Association II, 3.5%, 4/20/45	1,227,110
3,294,904	Government National Mortgage Association II, 3.5%, 8/20/45	3,284,900
5,239,426	Government National Mortgage Association II, 3.5%, 1/20/46	5,222,710
1,553,637	Government National Mortgage Association II, 3.5%, 3/20/46	1,549,504
6,732,403	Government National Mortgage Association II, 4.0%, 7/20/44	6,900,665
182,088	Government National Mortgage Association II, 4.0%, 9/20/44	186,635
1,573,465	Government National Mortgage Association II, 4.0%, 10/20/44	1,612,767
6,215,434	Government National Mortgage Association II, 4.0%, 10/20/46	6,348,229
2,049,540	Government National Mortgage Association II, 4.0%, 2/20/48	2,097,896
2,055,537	Government National Mortgage Association II, 4.0%, 4/20/48	2,104,038
11,385,000	Government National Mortgage Association II, 4.0%, 10/1/48 (TBA)	11,578,456
61,613	Government National Mortgage Association II, 4.5%, 12/20/34	64,227
217,906	Government National Mortgage Association II, 4.5%, 1/20/35	226,897
36,726	Government National Mortgage Association II, 4.5%, 3/20/35	38,290
1,050,710	Government National Mortgage Association II, 4.5%, 9/20/41	1,101,134
5,427,205	Government National Mortgage Association II, 4.5%, 9/20/44	5,588,074
1,560,927	Government National Mortgage Association II, 4.5%, 10/20/44	1,634,984
3,272,012	Government National Mortgage Association II, 4.5%, 11/20/44	3,427,746
8,861,847	Government National Mortgage Association II, 4.5%, 2/20/48	9,167,293
2,673	Government National Mortgage Association II, 5.0%, 12/20/18	2,700
2,038	Government National Mortgage Association II, 5.0%, 2/20/19	2,070
5,303	Government National Mortgage Association II, 5.0%, 1/20/20	5,484
21,214	Government National Mortgage Association II, 5.5%, 10/20/19	21,297
152,896	Government National Mortgage Association II, 5.5%, 3/20/34	164,734
133,196	Government National Mortgage Association II, 5.5%, 4/20/34	143,507
90,374	Government National Mortgage Association II, 5.5%, 10/20/37	96,331
138,807	Government National Mortgage Association II, 5.75%, 6/20/33	147,477
23,715	Government National Mortgage Association II, 5.9%, 1/20/28	25,271
61,597	Government National Mortgage Association II, 5.9%, 7/20/28	65,167
3,094	Government National Mortgage Association II, 6.0%, 7/20/19	3,100
14,564	Government National Mortgage Association II, 6.0%, 10/20/31	15,870
70,252	Government National Mortgage Association II, 6.0%, 1/20/33	78,405
78,690	Government National Mortgage Association II, 6.0%, 10/20/33	85,942
44,166	Government National Mortgage Association II, 6.0%, 6/20/34	48,242
45,550	Government National Mortgage Association II, 6.45%, 7/20/32	50,074
79,820	Government National Mortgage Association II, 6.45%, 1/20/33	87,746
16,160	Government National Mortgage Association II, 6.5%, 1/20/24	16,750
32,164	Government National Mortgage Association II, 6.5%, 8/20/28	35,500
1,534	Government National Mortgage Association II, 6.5%, 2/20/29	1,712
613	Government National Mortgage Association II, 6.5%, 3/20/29	679
19,023	Government National Mortgage Association II, 6.5%, 4/20/29	21,072
10,197	Government National Mortgage Association II, 6.5%, 4/20/31	11,451
7,286	Government National Mortgage Association II, 6.5%, 6/20/31	8,186
35,403	Government National Mortgage Association II, 6.5%, 10/20/32	40,059
47,571	Government National Mortgage Association II, 6.5%, 3/20/34	53,620
5,356	Government National Mortgage Association II, 7.0%, 5/20/26	5,885
14,465	Government National Mortgage Association II, 7.0%, 8/20/27	16,087
15,878	Government National Mortgage Association II, 7.0%, 6/20/28	17,779
52,027	Government National Mortgage Association II, 7.0%, 11/20/28	58,246
53,396	Government National Mortgage Association II, 7.0%, 1/20/29	59,922
5,318	Government National Mortgage Association II, 7.0%, 2/20/29	5,959
1,530	Government National Mortgage Association II, 7.0%, 12/20/30	1,720
8,143	Government National Mortgage Association II, 7.0%, 1/20/31	9,341
4,000	Government National Mortgage Association II, 7.0%, 3/20/31	4,476
21,566	Government National Mortgage Association II, 7.0%, 7/20/31	24,819
8,511	Government National Mortgage Association II, 7.0%, 11/20/31	9,769
8,848	Government National Mortgage Association II, 7.5%, 5/20/30	10,268
2,644	Government National Mortgage Association II, 7.5%, 6/20/30	3,008
6,766	Government National Mortgage Association II, 7.5%, 7/20/30	7,470
9,507	Government National Mortgage Association II, 7.5%, 8/20/30	11,177
4,874	Government National Mortgage Association II, 7.5%, 12/20/30	5,730
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
15	Government National Mortgage Association II, 8.0%, 5/20/25	$16
293	Government National Mortgage Association II, 9.0%, 9/20/21	293
1,705	Government National Mortgage Association II, 9.0%, 3/20/22	1,710
235	Government National Mortgage Association II, 9.0%, 4/20/22	235
2,025	Government National Mortgage Association II, 9.0%, 11/20/24	2,030
648,043	Tennessee Valley Authority, 4.929%, 1/15/21	665,325
14,000,000	U.S. Treasury Bonds, 3.125%, 5/15/48	13,813,516
65,430,194	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	60,806,631
63,019,249	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	60,253,951
74,689,203	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	73,705,017
150,170,000	U.S. Treasury Notes, 2.5%, 6/30/20	149,395,686
12,430,000	U.S. Treasury Notes, 2.875%, 5/15/28	12,242,579
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $1,666,920,160)	$1,610,953,624
	TEMPORARY CASH INVESTMENTS - 1.2% of Net Assets
	COMMERCIAL PAPER - 0.2%
13,800,000	Federation des Caisses Desjardins du Quebec, 2.15%, 10/1/18	$13,797,521
	REPURCHASE AGREEMENTS - 1.0%
14,845,000	$14,845,000 ScotiaBank, 2.25%, dated 9/28/18 plus accrued interest on 10/1/18 collateralized by the following: $215,143,081 Freddie Mac Giant, 3.0% - 4.0%, 5/1/46 - 11/1/46 $1,659 Federal National Mortgage Association, 4.5%, 6/1/48	$14,845,000
7,780,000	$7,780,000 TD Securities USA LLC, 2.24%, dated 9/28/18 plus accrued interest on 10/1/18 collateralized by $7,935,600 Federal National Mortgage Association, 4.0%, 3/1/48	7,780,000
15,015,000	$15,015,000 Royal Bank of Canada, 2.22%, dated 9/28/18 plus accrued interest on 10/1/18 collateralized by the following: $7,161,284 Freddie Mac Giant, 4.0% - 4.5%, 4/1/48 - 6/1/48 $8,004,867 Federal National Mortgage Association, 3.5% - 5.5%, 1/1/21 - 9/1/48 $151,984 Government National Mortgage Association, 4.5%, 5/20/48	15,015,000
10,545,000	$10,545,000 TD Securities USA LLC, 2.22%, dated 9/28/18 plus accrued interest on 10/1/18 collateralized by $10,755,901 Federal National Mortgage Association, 4.0%, 3/1/48	10,545,000
		$48,185,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $61,985,000)	$61,982,521
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.2%
	(Cost $5,115,043,826)	$5,004,981,771
	OTHER ASSETS AND LIABILITIES - (0.2)%	$(11,365,972)
	NET ASSETS - 100.0%	$4,993,615,799

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(TBA)	“To Be Announced” Securities.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2018, the value of these securities amounted to $1,622,795,324 or 32.5% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At September 30, 2018, the value of these securities amounted to $65,722,495, or 1.3% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2018.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at September 30, 2018.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2018.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Structured reinsurance investment. At September 30, 2018, the value of these securities amounted to $111,154,861, or 2.2% of net assets.
(g)	Rate to be determined.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after September 30, 2018, at which time the interest rate will be determined.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
1,062	U.S. 2-Year Note (CBT)	12/31/18	$224,512,391	$223,799,907	$(712,484)
4,484	U.S. 5-Year Note (CBT)	12/31/18	508,480,091	504,344,909	(4,135,182)
			$732,992,482	$728,144,816	$(4,847,666)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,813	U.S. 10-Year Note (CBT)	12/19/18	$218,373,751	$215,350,406	$3,023,345
1,176	U.S. 10-Year Ultra Bond	12/19/18	150,895,500	148,176,000	2,719,500
442	U.S. Long Bond (CBT)	12/19/18	64,101,518	62,101,000	2,000,518
			$433,370,769	$425,627,406	$7,743,363
TOTAL FUTURES CONTRACTS			$299,621,713	$302,517,410	$2,895,697

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Depreciation	Market Value
23,451,400	Markit CDX North America High Yield Index Series 27	Pay	5.00%	12/20/21	$(1,656,156)	$(233,595)	$(1,889,751)
43,995,600	Markit CDX North America High Yield Index Series 28	Pay	5.00%	6/20/22	(3,241,098)	(451,320)	(3,692,418)
46,645,000	Markit CDX North America High Yield Index Series 30	Pay	5.00%	6/20/23	(3,409,749)	(292,869)	(3,702,618)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION					$(8,307,003)	$(977,784)	$(9,284,787)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,851,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	$(8,072)	$73,015	$64,943
3,979,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(13,137)	103,776	90,639
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(21,209)	$176,791	$155,582
TOTAL SWAP CONTRACTS						$(8,328,212)	$(800,993)	$(9,129,205)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays Quarterly
(3)	Receives Quarterly.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$47,070,408	$–	$–	$47,070,408
Asset Backed Securities	–	302,718,901	–	302,718,901
Collateralized Mortgage Obligations	–	1,164,098,127	–	1,164,098,127
Corporate Bonds
Insurance
Reinsurance	–	64,465,120	112,412,236	176,877,356
All Other Corporate Bonds	–	1,384,203,773	–	1,384,203,773
Foreign Government Bonds	–	17,171,866	–	17,171,866
Municipal Bonds	–	115,339,043	–	115,339,043
Senior Secured Floating Rate Loan Interests	–	124,566,152	–	124,566,152
U.S. Government and Agency Obligation	–	1,610,953,624	–	1,610,953,624
Commercial Paper	–	13,797,521	–	13,797,521
Repurchase Agreements	–	48,185,000	–	48,185,000
Total Investments in Securities	$47,070,408	$4,845,499,127	$112,412,236	$5,004,981,771

Other Financial Instruments
Net unrealized appreciation on futures contracts	$2,895,697	$–	$–	$2,895,697
Swap contracts, at value	–	(9,129,205)	–	(9,129,205)
Total Other Financial Instruments	$2,895,697	$(9,129,205)	$–	$(6,233,508)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 6/30/18	$107,644,478
Realized gain (loss)	(16,150)
Change in unrealized appreciation
(depreciation)	2,437,179
Accrued discounts/premiums	(27,801)
Purchases	12,813,019
Sales	(10,438,489)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 9/30/18	$112,412,236

* Transfers are calculated on the beginning of period values. During the three months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2018: $2,525,717.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date November 28, 2018

* Print the name and title of each signing officer under his or her signature.